UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        February 29, 2024

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1—Reports to Stockholders

(a) Provided under separate cover.

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

2024 Semiannual Report

February 29, 2024

Money Market Funds

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

For Government Obligations, Treasury Obligations and U.S Treasury Funds: You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

For Retail Prime Obligations and Retail Tax-Free Obligations Funds: You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

For Institutional Prime Obligations Fund: You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Income from tax exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal and/or state income tax rules will apply to any capital gains distribution.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Retail Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	1

Explanation of Financial Statements

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds' website for other useful information on each of our funds, including each fund's prospectus, financial information, holdings, proxy voting information, performance, fund manager bios, dividend information, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Holdings Summaries          (unaudited)

Government Obligations Fund

Portfolio Allocation as of February 29, 2024[1] (% of net assets)
U.S. Treasury Repurchase Agreements	44.4%
U.S. Treasury Debt	29.7
U.S. Government Agency Debt	20.6
U.S. Government Agency Repurchase Agreements	5.3
Investment Companies	0.9
Other Assets and Liabilities, Net[2]	(0.9)
100.0%

Institutional Prime Obligations Fund

Portfolio Allocation as of February 29, 2024[1] (% of net assets)
U.S. Treasury Repurchase Agreements	34.9%
Other Repurchase Agreements	24.2
Financial Company Commercial Paper	11.9
Non-Negotiable Time Deposits	9.6
Asset Backed Commercial Paper	8.9
Certificates of Deposit	4.1
Non-Financial Company Commercial Paper	4.1
U.S. Treasury Debt	2.8
Other Assets and Liabilities, Net[2]	(0.5)
100.0%

Retail Prime Obligations Fund

Portfolio Allocation as of February 29, 2024[1] (% of net assets)
Other Repurchase Agreements	24.2%
Financial Company Commercial Paper	21.5
U.S. Treasury Repurchase Agreements	15.9
Asset Backed Commercial Paper	14.4
Non-Negotiable Time Deposits	8.8
Non-Financial Company Commercial Paper	7.9
Certificates of Deposit	7.5
U.S. Treasury Debt	0.8
Other Instruments	0.3
Other Assets and Liabilities, Net[2]	(1.3)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	3

Holdings Summaries          (unaudited)

Retail Tax Free Obligations Fund

Portfolio Allocation as of February 29, 2024[1,3] (% of net assets)
Variable Rate Demand Notes	81.9%
Non-Financial Company Commercial Paper	13.3
Other Municipal Securities	4.7
Other Assets and Liabilities, Net[2]	0.1
100.0%

Treasury Obligations Fund

Portfolio Allocation as of February 29, 2024[1] (% of net assets)
U.S. Treasury Repurchase Agreements	53.4%
U.S. Treasury Debt	47.8
Other Assets and Liabilities, Net[2]	(1.2)
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of February 29, 2024[1] (% of net assets)
U.S. Treasury Debt	102.3%
Other Assets and Liabilities, Net[2]	(2.3)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 5 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Expense Examples          (unaudited)

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	5

Expense Examples           (unaudited)

Government Obligations Fund
	Beginning Account Value (9/1/2023)	Ending Account Value (2/29/2024)	Expenses Paid During Period[1] (9/1/2023 to 2/29/2024)
Class A Actual[2]	$1,000.00	$1,023.42	$3.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class D Actual[2]	$1,000.00	$1,024.18	$3.02
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02
Class P Actual[2]	$1,000.00	$1,026.40	$0.81
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81
Class T Actual[2]	$1,000.00	$1,025.19	$2.01
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class U Actual[2]	$1,000.00	$1,026.60	$0.60
Class U Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	$0.60
Class V Actual[2]	$1,000.00	$1,025.70	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class X Actual[2]	$1,000.00	$1,026.50	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Class Y Actual[2]	$1,000.00	$1,024.94	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[2]	$1,000.00	$1,026.30	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.16%, 0.40%, 0.12%, 0.30%, 0.14%, 0.45% and 0.18% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2024 of 2.34%, 2.42%, 2.64%, 2.52%, 2.66%, 2.57%, 2.65%, 2.49% and 2.63% for Class A, Class D, Class P, Class T, Class U, Class V, Class X, Class Y, and Class Z, respectively.

Institutional Prime Obligations Fund
	Beginning Account Value (9/1/2023)	Ending Account Value (2/29/2024)	Expenses Paid During Period[3] (9/1/2023 to 2/29/2024)
Class T Actual[4]	$1,000.00	$1,025.71	$2.01
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class V Actual[4]	$1,000.00	$1,026.22	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class Y Actual[4]	$1,000.00	$1,025.45	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[4]	$1,000.00	$1,026.62	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 0.30%, 0.45%, and 0.20% for Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 29, 2024 of 2.57%, 2.62%, 2.55%, and 2.66% for Class T, Class V, Class Y, and Class Z, respectively.

6	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Retail Prime Obligations Fund
	Beginning Account Value (9/1/2023)	Ending Account Value (2/29/2024)	Expenses Paid During Period[1] (9/1/2023 to 2/29/2024)
Class A Actual[2]	$1,000.00	$1,024.15	$3.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class T Actual[2]	$1,000.00	$1,025.92	$2.01
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class V Actual[2]	$1,000.00	$1,026.44	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class X Actual[2]	$1,000.00	$1,027.25	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Class Y Actual[2]	$1,000.00	$1,025.68	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[2]	$1,000.00	$1,026.95	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
[1]	Expenses are equal to the fund’s annualized expense ratio the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.20% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2024 of 2.42%, 2.59%, 2.64%, 2.73%, 2.57%, and 2.69% for Class A, Class T, Class V, Class X, Class Y, and Class Z, respectively.

Retail Tax Free Obligations Fund
	Beginning Account Value (9/1/2023)	Ending Account Value (2/29/2024)	Expenses Paid During Period[3] (9/1/2023 to 2/29/2024)
Class A Actual[4]	$1,000.00	$1,014.07	$3.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class T Actual[4]	$1,000.00	$1,015.88	$2.00
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class V Actual[4]	$1,000.00	$1,016.34	$1.50
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class Y Actual[4]	$1,000.00	$1,015.59	$2.26
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[4]	$1,000.00	$1,016.84	$1.00
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.40%, 0.30%, 0.45%, and 0.20% for Class A, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[4]	Based on the actual returns for the six-month period ended February 29, 2024 of 1.41%, 1.59%, 1.63%, 1.56%, and 1.68% for Class A, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	7

Expense Examples          (unaudited)

Treasury Obligations Fund
	Beginning Account Value (9/1/2023)	Ending Account Value (2/29/2024)	Expenses Paid During Period[1] (9/1/2023 to 2/29/2024)
Class A Actual[2]	$1,000.00	$1,023.41	$3.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class D Actual[2]	$1,000.00	$1,024.17	$3.02
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02
Class P Actual[2]	$1,000.00	$1,026.39	$0.81
Class P Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$0.81
Class T Actual[2]	$1,000.00	$1,025.19	$2.01
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class V Actual[2]	$1,000.00	$1,025.69	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class X Actual[2]	$1,000.00	$1,026.50	$0.71
Class X Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70
Class Y Actual[2]	$1,000.00	$1,024.93	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[2]	$1,000.00	$1,026.29	$0.91
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.16%, 0.40%, 0.30%, 0.14%, 0.45%, and 0.18% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2024 of 2.34%, 2.42%, 2.64%, 2.52%, 2.57%, 2.65%, 2.49%, and 2.63% for Class A, Class D, Class P, Class T, Class V, Class X, Class Y, and Class Z, respectively.

8	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

U.S. Treasury Money Market Fund
	Beginning Account Value (9/1/2023)	Ending Account Value (2/29/2024)	Expenses Paid During Period[1] (9/1/2023 to 2/29/2024)
Class A Actual[4]	$1,000.00	$1,023.42	$3.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77
Class D Actual[4]	$1,000.00	$1,024.18	$3.02
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02
Class T Actual[4]	$1,000.00	$1,025.19	$2.01
Class T Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01
Class V Actual[4]	$1,000.00	$1,025.71	$1.51
Class V Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51
Class Y Actual[4]	$1,000.00	$1,024.95	$2.27
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26
Class Z Actual[4]	$1,000.00	$1,026.21	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01
[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.40%, 0.30%, 0.45%, and 0.20% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

[2]	Based on the actual returns for the six-month period ended February 29, 2024 of 2.34%, 2.42%, 2.52%, 2.57%, 2.49% and 2.62% for Class A, Class D, Class T, Class V, Class Y, and Class Z, respectively.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	9

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 29.7%
U.S. Treasury Bills ⊙
5.381%, 03/05/2024	$875,000	$874,484
5.325%, 03/07/2024	100,000	99,912
5.357%, 03/12/2024	855,000	853,620
5.344%, 03/14/2024	300,000	299,429
5.344%, 03/19/2024	750,000	748,024
5.336%, 03/21/2024	625,000	623,172
5.349%, 03/26/2024	825,000	821,977
5.338%, 03/28/2024	300,000	298,815
5.316%, 04/02/2024	300,000	298,602
5.401%, 04/04/2024	675,000	671,604
5.331%, 04/09/2024	800,000	795,443
5.408%, 04/11/2024	1,050,000	1,043,622
5.299%, 04/16/2024	900,000	893,989
5.417%, 04/18/2024	350,000	347,507
5.311%, 04/23/2024	1,350,000	1,339,589
5.310%, 04/30/2024 ★	1,050,000	1,041,145
5.379%, 05/02/2024	700,000	693,604
5.349%, 05/09/2024	600,000	593,933
5.323%, 05/16/2024	140,000	138,448
5.288%, 05/23/2024	150,000	148,196
5.296%, 05/30/2024	1,415,000	1,396,523
5.256%, 06/06/2024	600,000	591,620
5.254%, 06/13/2024	450,000	443,263
5.172%, 06/20/2024	475,000	467,529
5.308%, 06/25/2024	300,000	294,939
5.145%, 06/27/2024	750,000	737,525
5.128%, 07/05/2024	425,000	417,477
5.107%, 07/11/2024	425,000	417,150
5.046%, 07/18/2024	425,000	416,834
5.092%, 07/25/2024	200,000	195,926
5.058%, 08/01/2024	300,000	293,639
5.127%, 08/15/2024	220,000	214,840
4.627%, 12/26/2024	425,000	408,836
4.654%, 01/23/2025	100,000	95,818
U.S. Treasury Notes
5.251% (3 Month
U.S. Treasury Money
Market Yield - 0.075%),
04/30/2024 △	900,000	899,933
5.363% (3 Month
U.S. Treasury Money
Market Yield + 0.037%),
07/31/2024 △	420,000	419,990
0.625%, 10/15/2024	350,000	339,923
1.500%, 10/31/2024	225,000	219,339
2.250%, 11/15/2024	300,000	293,664
1.750%, 12/31/2024	570,000	555,735
2.250%, 12/31/2024	165,000	161,594
1.125%, 01/15/2025	250,000	242,282
1.375%, 01/31/2025	50,000	48,487
2.500%, 01/31/2025	400,000	391,802
1.125%, 02/28/2025	50,000	48,132
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
2.750%, 02/28/2025	$725,000	$709,864
4.625%, 02/28/2025	475,000	474,396
0.500%, 03/31/2025	125,000	119,146
3.875%, 03/31/2025	75,000	74,117
5.496% (3 Month
U.S. Treasury Money
Market Yield + 0.170%),
10/31/2025 △	400,000	399,645
5.571% (3 Month
U.S. Treasury Money
Market Yield + 0.245%),
01/31/2026 △	75,000	75,016
Total U.S. Treasury Debt
(Cost $24,490,099)		24,490,099

U.S. Government
Agency Debt – 20.6%
Fannie Mae
5.200%, 04/19/2024	100,000	100,000
Federal Farm Credit Bank
5.500%, 03/05/2024	45,804	45,788
5.385% (SOFR + 0.075%),
03/06/2024 △	75,000	75,000
5.355% (SOFR + 0.045%),
03/15/2024 △	70,000	70,000
5.345% (U.S. Federal
Funds Effective
Rate + 0.015%),
04/08/2024 △	50,000	50,000
5.390% (SOFR + 0.080%),
04/26/2024 △	105,000	105,000
5.395% (SOFR + 0.085%),
05/15/2024 △	100,000	99,999
5.272%, 05/28/2024 ⊙	35,000	34,555
5.390% (U.S. Federal
Funds Effective
Rate + 0.060%),
06/24/2024 △	175,000	174,999
5.475% (SOFR + 0.165%),
06/27/2024 △	148,000	148,012
5.395% (SOFR + 0.085%),
07/01/2024 △	45,000	45,000
5.405% (SOFR + 0.095%),
07/18/2024 △	30,000	30,000
5.395% (SOFR + 0.085%),
07/22/2024 △	93,300	93,298
5.410% (SOFR + 0.100%),
08/01/2024 △	20,000	20,000
5.410% (SOFR + 0.100%),
08/08/2024 △	32,000	32,000
5.282%, 08/12/2024 ⊙	95,000	92,745
5.390% (SOFR + 0.080%),
08/14/2024 △	100,000	100,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.425% (SOFR + 0.115%),
08/14/2024 △	$175,000	$175,000
5.400% (SOFR + 0.090%),
08/26/2024 △	100,000	100,000
5.445% (SOFR + 0.135%),
09/05/2024 △	70,000	70,000
5.405% (U.S. Federal
Funds Effective
Rate + 0.075%),
09/13/2024 △	125,000	124,997
5.400% (U.S. Federal
Funds Effective
Rate + 0.070%),
09/16/2024 △	50,000	50,000
5.400% (SOFR + 0.090%),
09/16/2024 △	55,000	55,000
5.262%, 09/20/2024 ⊙	100,000	97,073
5.540%, 09/25/2024	75,000	74,995
4.250%, 09/26/2024	100,000	99,298
5.370% (SOFR + 0.060%),
09/26/2024 △	20,000	19,992
5.400% (U.S. Federal
Funds Effective
Rate + 0.070%),
10/04/2024 △	100,000	100,000
5.410% (SOFR + 0.100%),
10/07/2024 △	50,000	50,000
5.450% (SOFR + 0.140%),
10/10/2024 △	380,000	379,987
5.490% (SOFR + 0.180%),
10/16/2024 △	160,000	160,035
5.420% (SOFR + 0.110%),
10/17/2024 △	60,000	60,000
5.430% (SOFR + 0.120%),
10/25/2024 △	150,000	150,000
5.470% (SOFR + 0.160%),
10/28/2024 △	400,000	400,026
5.440% (SOFR + 0.130%),
11/01/2024 △	60,000	60,000
5.450% (SOFR + 0.140%),
11/07/2024 △	50,000	50,000
5.470% (U.S. Federal
Funds Effective
Rate + 0.140%),
11/14/2024 △	50,000	50,000
5.420% (SOFR + 0.110%),
11/15/2024 △	15,000	15,000
5.500% (SOFR + 0.190%),
11/25/2024 △	158,000	158,037
5.425% (SOFR + 0.115%),
12/03/2024 △	20,000	20,000
5.510% (SOFR + 0.200%),
12/05/2024 △	225,000	225,000
5.520% (SOFR + 0.210%),
12/12/2024 △	100,000	100,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.485% (SOFR + 0.175%),
12/13/2024 △	$45,000	$45,000
5.510% (U.S. Federal
Funds Effective
Rate + 0.180%),
12/16/2024 △	50,000	50,000
5.490% (SOFR + 0.180%),
12/19/2024 △	40,000	40,000
5.420% (SOFR + 0.110%),
12/26/2024 △	100,000	99,999
5.500% (SOFR + 0.190%),
12/27/2024 △	150,000	150,000
5.490% (SOFR + 0.180%),
01/03/2025 △	130,000	130,000
5.500% (U.S. Federal
Funds Effective
Rate + 0.170%),
01/06/2025 △	75,000	75,000
5.490% (SOFR + 0.180%),
01/17/2025 △	60,000	60,000
5.430% (SOFR + 0.120%),
01/21/2025 △	50,000	50,000
5.480% (SOFR + 0.170%),
01/23/2025 △	25,000	25,000
5.430% (U.S. Federal
Funds Effective
Rate + 0.100%),
01/24/2025 △	254,000	253,994
5.470% (SOFR + 0.160%),
01/30/2025 △	30,000	30,000
5.410% (SOFR + 0.100%),
02/03/2025 △	25,000	24,995
5.480% (U.S. Federal
Funds Effective
Rate + 0.150%),
02/03/2025 △	90,000	90,000
5.435% (SOFR + 0.125%),
02/04/2025 △	75,000	75,000
5.420% (SOFR + 0.110%),
02/14/2025 △	23,000	22,987
5.460% (SOFR + 0.150%),
02/14/2025 △	100,000	100,000
5.450% (SOFR + 0.140%),
02/26/2025 △	150,000	150,014
5.440% (SOFR + 0.130%),
02/28/2025 △	130,000	130,000
5.435% (SOFR + 0.125%),
03/07/2025 △	72,000	72,000
5.440% (SOFR + 0.130%),
03/10/2025 △	80,000	80,000
5.420% (SOFR + 0.110%),
03/11/2025 △	10,000	10,000
5.490% (SOFR + 0.180%),
03/20/2025 △	50,000	50,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	11

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.435% (SOFR + 0.125%),
03/24/2025 △	$45,000	$45,000
5.440% (SOFR + 0.130%),
04/10/2025 △	50,000	50,007
5.430% (SOFR + 0.120%),
04/15/2025 △	55,000	55,000
5.445% (SOFR + 0.135%),
04/21/2025 △	43,000	43,000
5.455% (SOFR + 0.145%),
04/28/2025 △	25,000	25,000
5.460% (U.S. Federal
Funds Effective
Rate + 0.130%),
05/02/2025 △	35,000	35,000
5.445% (SOFR + 0.135%),
05/05/2025 △	100,000	100,000
5.470% (SOFR + 0.160%),
05/15/2025 △	25,000	25,000
5.465% (U.S. Federal
Funds Effective
Rate + 0.135%),
05/22/2025 △	50,000	50,000
5.505% (U.S. Federal
Funds Effective
Rate + 0.175%),
05/23/2025 △	50,000	50,000
5.480% (SOFR + 0.170%),
06/02/2025 △	50,000	50,000
5.445% (SOFR + 0.135%),
06/03/2025 △	25,000	25,000
5.465% (U.S. Federal
Funds Effective
Rate + 0.135%),
06/11/2025 △	100,000	100,000
5.520% (U.S. Federal
Funds Effective
Rate + 0.190%),
06/20/2025 △	50,000	50,000
5.450% (SOFR + 0.140%),
06/24/2025 △	18,000	18,000
5.455% (SOFR + 0.145%),
06/27/2025 △	50,000	50,000
5.470% (SOFR + 0.160%),
07/07/2025 △	125,000	125,000
5.510% (U.S. Federal
Funds Effective
Rate + 0.180%),
07/07/2025 △	50,000	50,000
5.455% (SOFR + 0.145%),
07/10/2025 △	44,000	44,000
5.460% (SOFR + 0.150%),
07/11/2025 △	125,000	124,998
5.485% (SOFR + 0.175%),
07/14/2025 △	50,000	50,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.475% (SOFR + 0.165%),
07/28/2025 △	$75,000	$75,000
5.455% (SOFR + 0.145%),
07/30/2025 △	45,000	45,000
5.470% (SOFR + 0.160%),
08/04/2025 △	36,000	36,000
5.475% (SOFR + 0.165%),
08/04/2025 △	250,000	250,000
5.475% (SOFR + 0.165%),
08/14/2025 △	100,000	100,000
5.465% (SOFR + 0.155%),
08/18/2025 △	70,000	70,000
5.465% (SOFR + 0.155%),
09/05/2025 △	25,000	25,000
5.475% (SOFR + 0.165%),
09/05/2025 △	100,000	100,000
5.460% (U.S. Federal
Funds Effective
Rate + 0.130%),
09/15/2025 △	50,000	50,000
5.465% (SOFR + 0.155%),
09/15/2025 △	50,000	50,000
5.480% (SOFR + 0.170%),
09/19/2025 △	28,200	28,208
5.460% (U.S. Federal
Funds Effective
Rate + 0.130%),
09/26/2025 △	50,000	50,000
5.480% (U.S. Federal
Funds Effective
Rate + 0.150%),
09/26/2025 △	30,000	30,000
5.440% (SOFR + 0.130%),
10/03/2025 △	150,000	150,000
5.475% (SOFR + 0.165%),
10/03/2025 △	45,000	45,000
5.480% (U.S. Federal
Funds Effective
Rate + 0.150%),
10/17/2025 △	100,000	100,000
5.435% (SOFR + 0.125%),
10/21/2025 △	300,000	300,000
5.470% (SOFR + 0.160%),
11/03/2025 △	12,000	12,000
5.485% (SOFR + 0.175%),
12/11/2025 △	100,000	100,000
5.460% (SOFR + 0.150%),
12/15/2025 △	30,000	30,000
5.455% (SOFR + 0.145%),
12/29/2025 △	100,000	100,000
5.475% (SOFR + 0.165%),
01/09/2026 △	100,000	100,000

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.465% (U.S. Federal
Funds Effective
Rate + 0.135%),
01/29/2026 △	$75,000	$75,000
5.450% (SOFR + 0.140%),
01/30/2026 △	75,000	75,000
5.450% (SOFR + 0.140%),
02/12/2026 △	225,000	225,000
5.460% (U.S. Federal
Funds Effective
Rate + 0.130%),
02/13/2026 △	75,000	75,000
5.440% (SOFR + 0.130%),
02/20/2026 △	15,000	15,000
5.451% (SOFR + 0.125%),
03/05/2026 ★ △	25,000	25,000
Federal Home Loan Bank
5.355% (SOFR + 0.045%),
03/04/2024 △	150,000	150,000
5.165%, 03/08/2024	5,625	5,625
5.410% (SOFR + 0.100%),
03/12/2024 △	100,000	100,000
5.360% (SOFR + 0.050%),
03/14/2024 △	100,000	100,000
5.360% (SOFR + 0.050%),
03/18/2024 △	50,000	50,000
5.360% (SOFR + 0.050%),
03/25/2024 △	150,000	150,000
5.360% (SOFR + 0.050%),
04/12/2024 △	50,000	50,000
5.300%, 04/19/2024	100,000	100,000
5.400% (SOFR + 0.090%),
04/19/2024 △	75,000	75,000
5.340%, 04/23/2024	400,000	400,000
5.374%, 05/03/2024 ⊙	115,000	113,933
5.190%, 05/07/2024	250,000	250,000
5.100%, 05/10/2024	150,000	150,000
5.360% (SOFR + 0.050%),
05/10/2024 △	100,000	100,000
5.250%, 05/17/2024	100,000	100,000
5.350%, 05/17/2024	42,566	42,547
5.300%, 05/22/2024	100,000	100,000
5.272%, 06/05/2024 ⊙	47,000	46,348
5.450%, 06/11/2024	250,000	250,000
5.049%, 07/12/2024 ⊙	100,000	98,160
5.227%, 09/03/2024 ⊙	100,000	97,337
1.610%, 09/04/2024	30,000	29,419
1.610%, 09/04/2024	7,890	7,737
5.216%, 09/10/2024 ⊙	200,000	194,483
5.500%, 09/12/2024	100,000	100,000
2.875%, 09/13/2024	51,350	50,656
5.262%, 09/20/2024 ⊙	100,000	97,073
5.500%, 09/20/2024	100,000	99,992
5.535%, 09/20/2024	100,000	100,000
5.262%, 09/27/2024 ⊙	75,000	72,729
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.495%, 09/27/2024	$200,000	$200,000
5.495%, 09/27/2024	100,000	100,000
5.500%, 09/27/2024	100,000	100,000
4.836%, 10/30/2024 ⊙	150,000	145,170
5.410%, 10/30/2024	100,000	100,058
5.620%, 11/12/2024	100,000	100,000
4.644%, 01/03/2025 ⊙	75,000	72,061
5.400%, 01/14/2025	200,000	200,000
5.425% (SOFR + 0.115%),
01/17/2025 △	50,000	50,000
5.435% (SOFR + 0.125%),
01/24/2025 △	100,000	100,000
4.694%, 01/27/2025 ⊙	200,000	191,460
4.721%, 02/03/2025 ⊙	300,000	286,845
5.435% (SOFR + 0.125%),
02/03/2025 △	50,000	50,000
4.704%, 02/06/2025 ⊙	100,000	95,592
4.846%, 02/07/2025 ⊙	200,000	190,892
4.840%, 02/10/2025 ⊙	300,000	286,237
5.440% (SOFR + 0.130%),
02/10/2025 △	50,000	50,000
4.821%, 02/12/2025 ⊙	100,000	95,404
4.867%, 02/18/2025 ⊙	125,000	119,100
5.430% (SOFR + 0.120%),
02/21/2025 △	75,000	75,000
5.440% (SOFR + 0.130%),
04/11/2025 △	100,000	100,000
5.450% (SOFR + 0.140%),
04/21/2025 △	50,000	50,000
5.445% (SOFR + 0.135%),
05/14/2025 △	50,000	50,000
5.450% (SOFR + 0.140%),
05/19/2025 △	50,000	50,000
5.450% (SOFR + 0.140%),
06/17/2025 △	25,000	25,000
5.470% (SOFR + 0.160%),
07/03/2025 △	125,000	125,000
5.465% (SOFR + 0.155%),
07/08/2025 △	100,000	100,000
5.470% (SOFR + 0.160%),
07/14/2025 △	50,000	50,000
5.470% (SOFR + 0.160%),
07/28/2025 △	50,000	50,000
5.465% (SOFR + 0.155%),
08/21/2025 △	25,000	25,000
5.465% (SOFR + 0.155%),
08/22/2025 △	50,000	50,000
5.460% (SOFR + 0.150%),
09/02/2025 △	50,000	50,000
5.465% (SOFR + 0.155%),
09/29/2025 △	50,000	50,000
5.410% (SOFR + 0.100%),
10/16/2025 △	50,000	50,000
5.495% (SOFR + 0.185%),
10/24/2025 △	50,000	50,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	13

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR/SHARES	VALUE ✇
5.500% (SOFR + 0.190%),
10/30/2025 △	$100,000	$100,000
5.500% (SOFR + 0.190%),
11/13/2025 △	75,000	75,000
5.465% (SOFR + 0.155%),
12/08/2025 △	100,000	100,000
5.455% (SOFR + 0.145%),
12/26/2025 △	50,000	50,000
5.440% (SOFR + 0.130%),
02/02/2026 △	100,000	100,000
5.440% (SOFR + 0.130%),
02/13/2026 △	100,000	100,000
Federal Home Loan
Mortgage Corporation
5.200%, 05/17/2024	6,220	6,215
3.740%, 05/29/2024	50,000	49,807
4.070%, 09/16/2024	98,945	98,210
4.000%, 11/25/2024	48,600	48,203
Total U.S. Government
Agency Debt
(Cost $16,967,331)		16,967,331

Investment
Companies Ω – 0.9%
BlackRock Liquidity
Funds FedFund
Portfolio, Institutional
Class, 5.197%	175,000,000	175,000
Deutsche Government
Money Market Series
Fund, Institutional
Class, 5.270%	175,000,000	175,000
Goldman Sachs
Financial Square
Money Market
Fund, Institutional
Class, 5.209%	175,000,000	175,000
Invesco Government &
Agency Portfolio,
Institutional Class,
5.251%	175,000,000	175,000
Total Investment Companies
(Cost $700,000)		700,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Government
Agency Repurchase
Agreements – 5.3%
Fixed Income Clearing Corp.
5.260%, dated
02/29/2024, matures
03/01/2024, repurchase
price $400,058
(collateralized by
various government
agency securities:
Total market value
$408,000)	$400,000	$400,000
5.310%, dated
02/29/2024, matures
03/01/2024, repurchase
price $3,300,487
(collateralized by
various government
agency securities:
Total market
value $3,366,000)	3,300,000	3,300,000
TD Securities (USA) LLC
5.300%, dated
02/28/2024, matures
03/06/2024, repurchase
price $700,618
(collateralized by
various government
agency securities:
Total market
value $714,000)	700,000	700,000
Total U.S. Government
Agency Repurchase
Agreements
(Cost $4,400,000)		4,400,000

U.S. Treasury Repurchase
Agreements – 44.4%
Bank of Montreal
5.270%, dated
02/29/2024, matures
03/01/2024, repurchase
price $200,029
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.270%, dated
02/29/2024, matures
03/01/2024, repurchase
price $50,007
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	$50,000	$50,000
5.280%, dated
02/29/2024, matures
03/01/2024, repurchase
price $300,044
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000)	300,000	300,000
Bank of Nova Scotia
5.290%, dated
02/29/2024, matures
03/01/2024, repurchase
price $663,048
(collateralized by U.S.
Treasury obligations:
Total market
value $676,209)	662,950	662,950
Barclays Capital Inc.
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $150,022
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
BNP Paribas
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $200,029
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
5.320%, dated
01/16/2024, matures
03/07/2024, repurchase
price $600,621
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000) Ø	600,000	600,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.350% (SOFR + 0.040%),
dated 02/08/2024,
matures 03/07/2024,
repurchase price $600,624
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000) △ Ø	$600,000	$600,000
5.340%, dated
02/22/2024, matures
03/07/2024, repurchase
price $300,312
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000) Ø	300,000	300,000
CIBC World Markets Corp.
5.310%, dated
02/08/2024, matures
03/06/2024, repurchase
price $600,531
(collateralized by U.S.
Treasury obligations:
Total market
value $613,986)	600,000	600,000
5.320%, dated
01/30/2024, matures
03/07/2024, repurchase
price $150,155
(collateralized by U.S.
Treasury obligations:
Total market
value $153,701) Ø	150,000	150,000
5.320%, dated
01/18/2024, matures
03/07/2024, repurchase
price $600,621
(collateralized by U.S.
Treasury Obligations:
Total market
value $615,889) Ø	600,000	600,000
Credit Agricole Corporate
and Investment Bank
5.270%, dated
02/29/2024, matures
03/01/2024, repurchase
price $50,007
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	50,000	50,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	15

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.270%, dated
02/29/2024, matures
03/01/2024, repurchase
price $552,540
(collateralized by U.S.
Treasury obligations:
Total market
value $563,508)	$552,459	$552,459
5.310%, dated
02/20/2024, matures
03/07/2024, repurchase
price $300,310
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000) Ø	300,000	300,000
Federal Reserve Bank
of New York
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price 1,950,287
(collateralized by U.S.
Treasury obligations:
Total market
value $1,950,287)	1,950,000	1,950,000
Fixed Income Clearing Corp.
5.280%, dated
02/29/2024, matures
03/01/2024, repurchase
price $24,889
(collateralized by U.S.
Treasury obligations:
Total market
value $25,384)	24,885	24,885
5.280%, dated
02/29/2024, matures
03/01/2024, repurchase
price $200,144
(collateralized by U.S.
Treasury obligations:
Total market
value $204,128)	200,115	200,115
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $1,500,221
(collateralized by U.S.
Treasury obligations:
Total market
value $1,530,225)	1,500,000	1,500,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.310%, dated
02/29/2024, matures
03/01/2024, repurchase
price $3,600,531
(collateralized by U.S.
Treasury obligations:
Total market
value $3,672,000)	$3,600,000	$3,600,000
5.310%, dated
02/29/2024, matures
03/01/2024, repurchase
price $5,000,738
(collateralized by U.S.
Treasury obligations:
Total market
value $5,100,000)	5,000,000	5,000,000
5.310%, dated
02/29/2024, matures
03/01/2024, repurchase
price $7,501,106
(collateralized by U.S.
Treasury Obligations:
Total market
value $7,650,000)	7,500,000	7,500,000
Goldman Sachs & Co. LLC
5.260%, dated
02/29/2024, matures
03/01/2024, repurchase
price $150,022
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
HSBC Securities (USA), Inc.
5.260%, dated
02/29/2024, matures
03/01/2024, repurchase
price $150,022
(collateralized by U.S.
Treasury obligations:
Total market
value $153,022)	150,000	150,000
5.320% (SOFR + 0.010%),
dated 02/07/2024,
matures 03/07/2024,
repurchase price $300,310
(collateralized by U.S.
Treasury obligations:
Total market
value $306,045) △ Ø	300,000	300,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
ING Financial Markets LLC
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
5.300%, dated
02/27/2024, matures
03/05/2024, repurchase
price $150,110
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
5.300%, dated
02/28/2024, matures
03/06/2024, repurchase
price $150,133
(collateralized by U.S.
Treasury obligations:
Total market
value $153,000)	150,000	150,000
5.300%, dated
02/29/2024, matures
03/07/2024, repurchase
price $50,052
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	50,000	50,000
JP Morgan Securities LLC
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $1,250,184
(collateralized by U.S.
Treasury obligations:
Total market
value $1,275,188)	1,250,000	1,250,000
5.310%, dated
02/29/2024, matures
03/01/2024, repurchase
price $900,133
(collateralized by U.S.
Treasury obligations:
Total market value
$918,135)	900,000	900,000
Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.330% (SOFR + 0.020%),
dated 02/29/2024,
matures 03/07/2024,
repurchase price $1,901,969
(collateralized by U.S.
Treasury obligations:
Total market value
$1,938,287) △ Ø	$1,900,000	$1,900,000
MUFG Securities
(Canada) Ltd.
5.310%, dated
02/29/2024, matures
03/01/2024, repurchase
price $500,074
(collateralized by U.S.
Treasury obligations:
Total market
value $510,075)	500,000	500,000
5.310%, dated
02/28/2024, matures
03/06/2024, repurchase
price $450,398
(collateralized by U.S.
Treasury obligations:
Total market
value $459,135)	450,000	450,000
5.320%, dated
02/01/2024, matures
03/07/2024, repurchase
price $500,517
(collateralized by U.S.
Treasury obligations:
Total market
value $512,186) Ø	500,000	500,000
MUFG Securities Americas Inc.
5.320%, dated
02/01/2024, matures
03/07/2024, repurchase
price $300,310
(collateralized by U.S.
Treasury obligations:
Total market
value $306,000) Ø	300,000	300,000
RBC Dominion Securities Inc.
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $200,029
(collateralized by U.S.
Treasury obligations:
Total market value
$204,000)	200,000	200,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	17

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.310%, dated
02/23/2024, matures
03/01/2024, repurchase
price $600,089
(collateralized by U.S.
Treasury obligations:
Total market value
$612,000)	$600,000	$600,000
5.320%, dated
02/01/2024, matures
03/07/2024, repurchase
price $1,051,086
(collateralized by U.S.
Treasury obligations:
Total market value
$1,071,000) Ø	1,050,000	1,050,000
5.340%, dated
12/14/2023, matures
03/07/2024, repurchase
price $100,104
(collateralized by U.S.
Treasury obligations:
Total market value
$102,000) Ø	100,000	100,000
Royal Bank of Canada
5.340%, dated
12/14/2023, matures
03/07/2024, repurchase
price $900,935
(collateralized by U.S.
Treasury obligations:
Total market value
$918,000) Ø	900,000	900,000
5.320%, dated
02/01/2024, matures
03/07/2024, repurchase
price $300,310
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000) Ø	300,000	300,000
5.320%, dated
02/01/2024, matures
03/07/2024, repurchase
price $1,201,241
(collateralized by U.S.
Treasury obligations:
Total market value
$1,224,000) Ø	1,200,000	1,200,000
Government Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
TD Securities (USA) LLC
5.300%, dated
02/29/2024, matures
03/01/2024, repurchase
price $300,044
(collateralized by U.S.
Treasury obligations:
Total market value
$306,000)	$300,000	$300,000
Total U.S. Treasury
Repurchase Agreements
(Cost $36,590,409)		36,590,409
Total Investments – 100.9%
(Cost $83,147,839)		83,147,839
Other Assets and
Liabilities, Net – (0.9)%		(767,474)
Total Net Assets – 100.0%		$82,380,365

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of February 29, 2024.

★	Security (or a portion of the security) purchased on a when-issued basis. On February 29, 2024, the total cost of investments purchased on a when-issued basis was $620,069 or 0.8% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2024.

Ω	The rate shown is the annualized seven-day yield as of February 29, 2024.

Ø	The maturity date shown represents the next put date.

Investment Abbreviations:

SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 11.9%
ANZ New Zealand
International/London
5.252%, 07/18/2024 ■	$5,000	$4,897
5.171%, 09/25/2024 ■ ⊙	5,000	4,848
Australia & New Zealand
Banking Group Ltd
5.780% (SOFR + 0.470%),
07/25/2024 ■ △	5,000	5,007
CDP Financial Inc
5.617%, 05/06/2024 ■ ⊙	5,000	4,950
5.647%, 06/14/2024 ■	8,000	7,875
5.658%, 06/28/2024 ■ ⊙	8,000	7,859
5.303%, 07/08/2024 ■ ⊙	7,000	6,866
Citigroup Global Markets Inc
5.718%, 04/25/2024 ■	5,000	4,958
5.708%, 05/21/2024 ■	5,000	4,939
Cooperatieve Rabobank UA
5.658%, 04/11/2024 ⊙	5,000	4,969
5.627%, 05/10/2024	5,000	4,948
FMS Wertmanagement
5.374%, 03/07/2024 ■ ⊙	7,000	6,993
Mizuho Bank Ltd/SG
5.434%, 04/17/2024 ■	8,000	7,942
National Australia Bank Ltd
5.688%, 03/04/2024 ■ ⊙	5,000	4,997
5.495%, 03/07/2024 ■	2,075	2,073
5.660% (SOFR + 0.350%),
04/22/2024 ■ △	5,000	5,002
5.171%, 08/06/2024 ■	5,000	4,884
Nederlandse Waterschaps
5.353%, 05/06/2024 ■	5,000	4,951
5.363%, 05/17/2024 ■ ⊙	9,350	9,243
5.303%, 06/18/2024 ■ ⊙	7,000	6,888
New York Life Short Term
Funding LLC
5.424%, 05/07/2024 ■	5,000	4,950
Nordea Bank ABP
5.556%, 05/28/2024 ■	5,000	4,935
NRW.Bank
5.526%, 03/06/2024 ■	5,000	4,996
PSP Capital Inc
5.455%, 03/08/2024 ■	5,000	4,994
5.485%, 03/13/2024 ■	5,000	4,990
5.384%, 03/15/2024 ■ ⊙	10,000	9,978
5.465%, 05/28/2024 ■ ⊙	5,000	4,935
5.232%, 07/09/2024 ■	5,000	4,905
Royal Bank of Canada
5.668%, 06/21/2024 ⊙	5,000	4,916
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Svenska Handelsbanken AB
5.678%, 03/11/2024 ■	$5,000	$4,992
5.698%, 04/10/2024 ■	5,000	4,970
5.708%, 06/03/2024 ■ ⊙	15,000	14,791
5.292%, 06/11/2024 ■ ⊙	5,000	4,925
Swedbank
5.698%, 03/05/2024 ⊙	5,000	4,996
5.272%, 07/01/2024 ⊙	5,000	4,910
Toronto Dominion Bank
5.728%, 06/13/2024 ■ ⊙	5,000	4,923
Westpac Banking Corp
5.658%, 06/18/2024 ■ ⊙	4,000	3,935
5.698%, 07/03/2024 ■ ⊙	5,000	4,909
Total Financial Company
Commercial Paper
(Cost $218,010)		218,039

Non-Negotiable
Time Deposits – 9.6%
Canadian Imperial Bank of
Commerce, Toronto Branch
5.300%, 03/01/2024	50,000	50,000
Credit Agricole Corporate
and Investment Bank,
New York Branch
5.300%, 03/01/2024	50,000	50,000
DnB Bank ASA, New York Branch
5.280%, 03/01/2024	75,000	75,000
Total Non-Negotiable
Time Deposits
(Cost $175,000)		175,000

Asset Backed
Commercial Paper – 8.9%
Bedford Row Funding Corp
5.610% (SOFR + 0.300%),
10/07/2024 ■ △	5,000	5,002
CAFCO LLC
5.627%, 03/05/2024 ■ ⊙	5,000	4,996
5.414%, 04/30/2024 ■ ⊙	10,000	9,909
Chariot Funding LLC
5.404%, 03/21/2024 ■ ⊙	5,000	4,984
5.404%, 04/04/2024 ■ ⊙	5,000	4,974
5.394%, 04/29/2024 ■	5,000	4,955
Collateralized Commercial
Paper FLEX Co., LLC
5.720% (SOFR + 0.410%),
06/17/2024 ■ △	5,000	5,001
Fairway Finance Co LLC
5.607%, 03/04/2024 ■ ⊙	8,000	7,995

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	19

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.394%, 03/05/2024 ■ ⊙	$7,000	$6,995
5.673%, 03/11/2024 ■ ⊙	10,000	9,984
5.708%, 04/15/2024 ■	5,000	4,966
5.394%, 05/29/2024 ■ ⊙	7,000	6,906
5.308%, 07/08/2024 ■ ⊙	10,000	9,807
Liberty Street Funding LLC
5.678%, 04/03/2024 ■ ⊙	10,000	9,949
5.728%, 04/15/2024 ■ ⊙	10,000	9,931
5.718%, 04/22/2024 ■	5,000	4,961
5.363%, 05/03/2024 ■ ⊙	7,000	6,934
5.647%, 05/06/2024 ■ ⊙	7,000	6,930
Manhattan Asset Funding Co
5.434%, 04/01/2024 ■	5,000	4,976
5.526%, 04/02/2024 ■	5,000	4,976
Old Line Funding LLC
5.740% (SOFR + 0.430%),
06/06/2024 ■ △	5,000	5,000
5.440% (SOFR + 0.130%),
06/13/2024 ■ △	10,000	9,998
5.540% (SOFR + 0.230%),
07/18/2024 ■ △	5,000	5,001
Thunder Bay Funding LLC
5.630% (SOFR + 0.320%),
05/08/2024 ■ △	8,000	8,001
Total Asset Backed
Commercial Paper
(Cost $163,140)		163,131

Certificates of
Deposit – 4.1%
Bank of America NA
5.680% (SOFR + 0.370%),
06/10/2024 △	15,000	15,009
Bank of Montreal/Chicago
5.950% (SOFR + 0.640%),
07/05/2024 △	5,000	5,009
Canadian Imperial Bank
of Commerce/NY
5.770% (SOFR + 0.460%),
06/07/2024 △	5,000	5,005
Mizuho Bank Ltd/NY
5.700% (SOFR + 0.390%),
03/19/2024 △	5,000	5,001
Sumitomo Mitsui Trust/NY
5.310%, 03/06/2024 ⊙	25,000	25,000
Svenska Handelsbanken/NY
5.840% (SOFR + 0.530%),
03/07/2024 △	5,000	5,001
5.660% (SOFR + 0.350%),
05/07/2024 △	5,000	5,002
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Wells Fargo Bank NA
5.810% (SOFR + 0.500%),
05/14/2024 △	$5,000	$5,004
Westpac Banking Corp/NY
5.790% (SOFR + 0.480%),
04/15/2024 △	5,000	5,002
Total Certificates of Deposit
(Cost $75,001)		75,033

Non-Financial Company
Commercial Paper – 4.1%
John Deere Capital Corp
5.353%, 03/05/2024 ■ ⊙	5,000	4,997
5.353%, 04/12/2024 ■ ⊙	8,000	7,949
Johnson & Johnson
5.374%, 06/14/2024 ■	5,000	4,923
Microsoft Corporation
5.424%, 06/03/2024 ■	5,000	4,930
Novartis Finance Corp
5.363%, 03/05/2024 ■ ⊙	5,000	4,996
PACCAR Financial Corp
5.374%, 03/13/2024	7,000	6,986
Siemens Capital Co LLC
5.374%, 04/04/2024 ■ ⊙	5,000	4,974
5.353%, 04/12/2024 ■	5,000	4,969
TotalEnergies Capital SA
5.384%, 03/06/2024 ■ ⊙	15,000	14,987
5.414%, 03/11/2024 ■ ⊙	15,000	14,975
Total Non-Financial Company
Commercial Paper
(Cost $74,697)		74,686

U.S. Treasury Debt – 2.8%
U.S. Treasury Bills ⊙
5.340%, 03/05/2024	25,000	24,985
5.333%, 03/12/2024	25,000	24,960
Total U.S. Treasury Debt
(Cost $49,945)		49,945

Other Repurchase
Agreements – 24.2%
BNP Paribas
5.400% (OBFR + 0.090%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $6,001
(collateralized by
various securities:
Total market
value $6,300) △	6,000	6,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.460% (OBFR + 0.150%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $31,005
(collateralized by
various securities:
Total market
value $32,550) △	$31,000	$31,000
5.560% (OBFR + 0.250%),
dated 02/29/2024,
matures 04/04/2024,
repurchase price $15,081
(collateralized by
various securities:
Total market
value $15,750) △ Ø ∞	15,000	15,000
BofA Securities, Inc.
5.370%, dated 02/28/2024,
matures 03/06/2024,
repurchase price $35,031
(collateralized by
various securities:
Total market
value $36,750)	35,000	35,000
5.560% (OBFR + 0.250),
dated 02/29/2024,
matures 04/04/2024,
repurchase price $10,054
(collateralized by
various securities:
Total market
value $10,500) △ Ø ∞	10,000	10,000
Credit Agricole Corporate
and Investment Bank
5.370% (OBFR + 0.060%),
dated 02/29/2024,
matures 03/07/2024,
repurchase price $5,005
(collateralized by
various securities:
Total market
value $5,237) △ Ø	5,000	5,000
HSBC Securities (USA), Inc.
5.410% (OBFR + 0.100%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $73,011
(collateralized by
various securities:
Total market
value $75,981) △	73,000	73,000
Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.560% (SOFR + 0.250)%,
dated 02/29/2024,
matures 04/04/2024,
repurchase price $5,027
(collateralized by
various securities:
Total market
value $5,251) △ Ø ∞	$5,000	$5,000
ING Financial Markets LLC
5.400% (OBFR + 0.080%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $6,001
(collateralized by
various securities:
Total market
value $6,300) △	6,000	6,000
JP Morgan Securities LLC
5.460% (OBFR + 0.150%),
dated 02/29/2024,
matures 03/07/2024,
repurchase price $15,016
(collateralized by
various securities:
Total market
value $15,820) △ Ø	15,000	15,000
5.710% (1 Month
LIBOR USD + 0.400%),
dated 02/29/2024,
matures 05/29/2024,
repurchase price $15,214
(collateralized by
various securities:
Total market
value $15,823) △ Ø ∞	15,000	15,000
MUFG Securities Americas Inc.
5.370% (OBFR + 0.060%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $16,002
(collateralized by
various securities:
Total market
value $16,800) △	16,000	16,000
5.370% (OBFR + 0.060%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $8,001
(collateralized by
various securities:
Total market
value $8,400) △	8,000	8,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	21

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.380% (OBFR + 0.070%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $63,009
(collateralized by
various securities:
Total market
value $66,150) △	$63,000	$63,000
Societe Generale
5.490% (OBFR + 0.180%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $60,009
(collateralized by
various securities:
Total market
value $63,000) △	60,000	60,000
TD Securities (USA) LLC
5.380% (OBFR + 0.070%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $10,001
(collateralized by
various securities:
Total market
value $10,502) △	10,000	10,000
5.380% (OBFR + 0.070%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $68,010
(collateralized by
various securities:
Total market
value $71,401) △	68,000	68,000
Total Other Repurchase
Agreements
(Cost $441,000)		441,000

U.S. Treasury Repurchase
Agreements – 34.9%
Bank of Nova Scotia
5.290%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $348,136
(collateralized by U.S.
Treasury obligations:
Total market
value $355,046)	348,085	348,085
Institutional Prime Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate
and Investment Bank
5.270%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $290,113
(collateralized by U.S.
Treasury obligations:
Total market
value $295,872)	$290,070	$290,070
Total U.S. Treasury
Repurchase Agreements
(Cost $638,155)		638,155
Total Investments – 100.5%
(Cost $1,834,948)		1,834,989
Other Assets and
Liabilities, Net – (0.5)%		(8,544)
Total Net Assets – 100.0%		$1,826,445

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 29, 2024, the value of these investments was $424,131 or 23.2% of total net assets.
⊙	Rate shown is the annualized yield as of February 29, 2024.
△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2024.
∅	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2024, the value of these investments was $45,000 or 2.5% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:

LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Financial Company
Commercial Paper – 21.5%
ANZ New Zealand
International/London
5.252%, 07/18/2024 ■ ⊙	$10,000	$9,800
5.222%, 09/25/2024 ■ ⊙	20,000	19,405
Australia & New Zealand
Banking Group Ltd
5.600% (SOFR + 0.290%),
07/15/2024 ■ △	15,000	15,000
5.780% (SOFR + 0.470%),
07/25/2024 ■ △	10,000	10,000
CDP Financial Inc
5.617%, 05/06/2024 ■ ⊙	10,000	9,898
5.353%, 06/07/2024 ■ ⊙	10,000	9,856
5.647%, 06/14/2024 ■ ⊙	12,000	11,805
5.658%, 06/28/2024 ■ ⊙	12,000	11,779
5.303%, 07/08/2024 ■ ⊙	18,000	17,663
5.009%, 10/11/2024 ■ ⊙	10,000	9,693
Citigroup Global Markets Inc
5.718%, 04/25/2024 ■ ⊙	10,000	9,914
5.708%, 05/21/2024 ■ ⊙	10,000	9,873
Commonwealth Bank of Australia
5.627%, 09/12/2024 ■ ⊙	10,000	9,700
5.282%, 09/23/2024 ■ ⊙	6,000	5,821
Cooperatieve Rabobank UA
5.658%, 04/11/2024 ⊙	10,000	9,937
5.627%, 05/10/2024 ⊙	10,000	9,892
FMS Wertmanagement
5.374%, 03/07/2024 ■ ⊙	13,000	12,989
Macquarie Bank Ltd
5.617%, 04/04/2024 ■ ⊙	4,685	4,660
5.680% (SOFR + 0.370%),
04/17/2024 ■ △	5,000	5,000
MetLife Short Term Funding LLC
5.495%, 05/28/2024 ■ ⊙	10,000	9,868
5.262%, 08/15/2024 ■ ⊙	10,000	9,759
Mizuho Bank Ltd/SG
5.434%, 04/17/2024 ■ ⊙	17,000	16,881
National Australia Bank Ltd
5.688%, 03/04/2024 ■ ⊙	10,000	9,995
5.660% (SOFR + 0.350%),
04/22/2024 ■ △	10,000	10,000
5.171%, 08/06/2024 ■ ⊙	10,000	9,776
5.850% (SOFR + 0.540%),
09/27/2024 ■ △	10,000	10,000
Nederlandse Waterschaps
5.315%, 03/08/2024 ■ ⊙ ★	35,000	34,964
5.465%, 04/05/2024 ■ ⊙	10,000	9,948
5.353%, 05/06/2024 ■ ⊙	10,000	9,903
5.303%, 06/18/2024 ■ ⊙	18,000	17,715
New York Life Short Term
Funding LLC
5.424%, 05/07/2024 ■ ⊙	10,000	9,900
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Nordea Bank ABP
5.556%, 05/28/2024 ■ ⊙	$20,000	$19,732
NRW.Bank
5.401%, 03/06/2024 ■ ⊙	65,000	64,952
Pacific Life Short Term
Funding LLC
5.475%, 03/12/2024 ■ ⊙	10,000	9,983
5.404%, 05/17/2024 ■ ⊙	15,000	14,829
PSP Capital Inc
5.455%, 03/08/2024 ■ ⊙	10,000	9,989
5.485%, 03/13/2024 ■ ⊙	10,000	9,982
5.384%, 03/15/2024 ■ ⊙	20,000	19,959
5.465%, 05/28/2024 ■ ⊙	10,000	9,868
5.232%, 07/09/2024 ■ ⊙	10,000	9,814
Royal Bank of Canada
5.668%, 06/21/2024 ⊙	10,000	9,826
Skandinaviska Enskilda
Banken AB
5.718%, 04/11/2024 ■ ⊙	7,950	7,899
5.292%, 08/07/2024 ■ ⊙	6,050	5,910
Svenska Handelsbanken AB
5.698%, 04/10/2024 ■ ⊙	10,000	9,938
5.708%, 06/03/2024 ■ ⊙	30,000	29,559
5.292%, 06/11/2024 ■ ⊙	10,000	9,852
Swedbank
5.698%, 03/05/2024 ⊙	10,000	9,994
5.272%, 07/01/2024 ⊙	10,000	9,824
5.232%, 08/01/2024 ⊙	5,000	4,890
Toronto Dominion Bank
5.728%, 06/13/2024 ■ ⊙	10,000	9,837
5.860% (SOFR + 0.550%),
11/06/2024 ■ △	10,000	10,000
Westpac Banking Corp
5.658%, 06/18/2024 ■ ⊙	9,100	8,946
5.698%, 07/03/2024 ■ ⊙	10,000	9,807
Total Financial Company
Commercial Paper
(Cost $666,784)		666,784

Asset Backed
Commercial Paper – 14.4%
Bedford Row Funding Corp
5.610% (SOFR + 0.300%),
10/07/2024 ■ △	10,000	10,000
CAFCO LLC
5.627%, 03/05/2024 ■ ⊙	10,000	9,994
5.536%, 04/04/2024 ■ ⊙	15,000	14,923
5.414%, 04/30/2024 ■ ⊙	15,000	14,866
Chariot Funding LLC
5.404%, 03/21/2024 ■ ⊙	10,000	9,970
5.404%, 04/04/2024 ■ ⊙	8,700	8,656
5.394%, 04/29/2024 ■ ⊙	10,000	9,913

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	23

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Collateralized Commercial
Paper FLEX Co., LLC
5.720% (SOFR + 0.410%),
06/17/2024 ■ △	$10,000	$10,000
5.610% (SOFR + 0.300%),
11/18/2024 ■ △	10,000	10,000
Fairway Finance Co LLC
5.607%, 03/04/2024 ■ ⊙	8,000	7,996
5.394%, 03/05/2024 ■ ⊙	10,000	9,994
5.673%, 03/11/2024 ■ ⊙	20,000	19,969
5.708%, 04/15/2024 ■ ⊙	15,000	14,895
5.394%, 05/29/2024 ■ ⊙	13,000	12,829
5.308%, 07/08/2024 ■ ⊙	20,000	19,625
Liberty Street Funding LLC
5.516%, 03/04/2024 ■ ⊙	10,000	9,995
5.516%, 03/07/2024 ■ ⊙	10,000	9,991
5.708%, 04/02/2024 ■ ⊙	15,000	14,925
5.678%, 04/03/2024 ■ ⊙	10,000	9,949
5.728%, 04/15/2024 ■ ⊙	15,000	14,894
5.718%, 04/22/2024 ■ ⊙	10,000	9,919
5.363%, 05/03/2024 ■ ⊙	13,000	12,880
5.647%, 05/06/2024 ■ ⊙	13,000	12,867
Longship Funding LLC
5.384%, 03/01/2024 ■ ⊙	20,000	20,000
Manhattan Asset Funding Co
5.384%, 03/05/2024 ■ ⊙	25,000	24,985
5.434%, 04/01/2024 ■ ⊙	10,000	9,954
5.521%, 04/02/2024 ■ ⊙	20,000	19,903
Old Line Funding LLC
5.546%, 06/03/2024 ■ ⊙	15,000	14,786
5.740% (SOFR + 0.430%),
06/06/2024 ■ △	10,000	10,000
5.440% (SOFR + 0.130%),
06/13/2024 ■ △	15,000	15,000
5.540% (SOFR + 0.230%),
07/18/2024 ■ △	25,000	25,000
Thunder Bay Funding LLC
5.668%, 05/07/2024 ■ ⊙	10,000	9,896
5.630% (SOFR + 0.320%),
05/08/2024 ■ △	17,000	17,000
Total Asset Backed
Commercial Paper
(Cost $445,574)		445,574

Non-Negotiable
Time Deposits – 8.8%
Canadian Imperial Bank of
Commerce, Toronto Branch
5.300%, 03/01/2024	50,000	50,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Credit Agricole Corporate
and Investment Bank,
New York Branch
5.300%, 03/01/2024	$97,972	$97,972
DnB Bank ASA, New York Branch
5.280%, 03/01/2024	125,000	125,000
Total Non-Negotiable
Time Deposits
(Cost $272,972)		272,972

Non-Financial Company
Commercial Paper – 7.9%
John Deere Capital Corp
5.353%, 03/05/2024 ■ ⊙	10,000	9,994
5.353%, 04/12/2024 ■ ⊙	17,250	17,144
Johnson & Johnson
5.374%, 06/14/2024 ■ ⊙	10,000	9,845
Microsoft Corporation
5.374%, 03/04/2024 ■ ⊙	3,500	3,498
5.353%, 05/09/2024 ■ ⊙	2,400	2,376
5.424%, 06/03/2024 ■ ⊙	18,550	18,291
5.424%, 06/06/2024 ■ ⊙	10,000	9,856
5.445%, 06/11/2024 ■ ⊙	7,500	7,386
5.282%, 07/29/2024 ⊙	15,000	14,674
Novartis Finance Corp
5.363%, 03/05/2024 ■ ⊙	10,000	9,994
PACCAR Financial Corp
5.374%, 03/13/2024 ⊙	13,000	12,977
Siemens Capital Co LLC
5.374%, 04/04/2024 ■ ⊙	15,000	14,925
5.353%, 04/12/2024 ■ ⊙	10,000	9,938
TotalEnergies Capital SA
5.384%, 03/06/2024 ■ ⊙	25,000	24,982
5.414%, 03/11/2024 ■ ⊙	15,000	14,978
5.414%, 03/22/2024 ■ ⊙	30,000	29,906
Toyota Motor Credit Corp
5.526%, 06/03/2024 ⊙	10,000	9,858
Walmart Inc
5.343%, 03/04/2024 ■ ⊙	25,000	24,989
Total Non-Financial Company
Commercial Paper
(Cost $245,611)		245,611

Certificates of Deposit – 7.5%
Bank of America NA
5.680% (SOFR + 0.370%),
06/10/2024 △	25,000	25,000
5.950%, 09/16/2024	10,000	10,000
Bank of Montreal/Chicago
5.950% (SOFR + 0.640%),
07/05/2024 △	10,000	10,000

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.850% (SOFR + 0.540%),
10/04/2024 △	$10,000	$10,000
Canadian Imperial Bank
of Commerce/NY
5.770% (SOFR + 0.460%),
06/07/2024 △	10,000	10,000
DZ Bank AG/NY
5.660% (SOFR + 0.350%),
05/07/2024 △	10,000	10,000
Mizuho Bank Ltd/NY
5.700% (SOFR + 0.390%),
03/19/2024 △	10,000	10,000
5.480% (SOFR + 0.170%),
08/20/2024 △	10,000	10,000
Sumitomo Mitsui Bank/NY
5.610% (SOFR + 0.300%),
03/07/2024 △	3,100	3,100
Sumitomo Mitsui Trust/NY
5.310%, 03/06/2024	75,000	75,000
Svenska Handelsbanken/NY
5.840% (SOFR + 0.530%),
03/07/2024 △	10,000	10,000
5.660% (SOFR + 0.350%),
05/07/2024 △	10,000	10,000
Wells Fargo Bank NA
5.970% (SOFR + 0.660%),
05/10/2024 △	8,000	8,006
5.810% (SOFR + 0.500%),
05/14/2024 △	10,000	10,002
5.910% (SOFR + 0.600%),
11/13/2024 △	10,000	10,000
Westpac Banking Corp/NY
5.790% (SOFR + 0.480%),
04/15/2024 △	10,000	10,000
Total Certificates of Deposit
(Cost $231,108)		231,108

U.S. Treasury Debt – 0.8%
United States Treasury Bill
5.340%, 3/5/2024 ⊙
(Cost $24,985)	25,000	24,985

Other Instruments – 0.3%
MassMutual Global Funding II
0.600%, 04/12/2024 ■	7,400	7,358
Svenska Handelsbanken AB
0.550%, 06/11/2024 ■	1,400	1,380
Total Other Instruments
(Cost $8,738)		8,738
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Other Repurchase
Agreements – 24.2%
BNP Paribas
5.400% (OBFR + 0.090%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $4,001
(collateralized by
various securities:
Total market
value $4,201) △	$4,000	$4,000
5.460% (OBFR + 0.150%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by
various securities:
Total market
value $105,072) △	100,000	100,000
5.560% (OBFR + 0.250%),
dated 02/29/2024,
matures 04/04/2024,
repurchase price $25,135
(collateralized by
various securities:
Total market
value $26,251) △ Ø ∞	25,000	25,000
BofA Securities, Inc.
5.370%, dated 02/28/2024,
matures 03/06/2024,
repurchase price $65,058
(collateralized by
various securities:
Total market
value $68,250)	65,000	65,000
5.610% (OBFR + 0.0030),
dated 02/29/2024,
matures 04/04/2024,
repurchase price $25,136
(collateralized by
various securities:
Total market
value $26,250) △ Ø ∞	25,000	25,000
Credit Agricole Corporate
and Investment Bank
5.370% (OBFR + 0.060%),
dated 02/29/2024,
matures 03/07/2024,
repurchase price $10,010
(collateralized by
various securities:
Total market
value $10,500) △ Ø	10,000	10,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	25

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
HSBC Securities (USA), Inc.
5.410% (OBFR + 0.100%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $99,015
(collateralized by
various securities:
Total market
value $103,966) △	$99,000	$99,000
5.560% (SOFR + 0.250%),
dated 02/29/2024,
matures 04/04/2024,
repurchase price $7,038
(collateralized by
various securities:
Total market
value $7,351) △ Ø ∞	7,000	7,000
ING Financial Markets LLC
5.400% (OBFR + 0.080%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $9,001
(collateralized by
various securities:
Total market
value $9,450) △	9,000	9,000
JP Morgan Securities LLC
5.460% (OBFR + 0.150%),
dated 02/29/2024,
matures 03/07/2024,
repurchase price $30,032
(collateralized by
various securities:
Total market
value $31,639) △ Ø	30,000	30,000
5.710% (1 Month LIBOR
USD + 0.400%), dated
02/29/2024, matures
05/29/2024, repurchase
price $30,428
(collateralized by
various securities:
Total market
value $31,645) △ Ø ∞	30,000	30,000
MUFG Securities Americas Inc.
5.370% (OBFR + 0.060),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $21,003
(collateralized by
various securities:
Total market
value $22,038) △	21,000	21,000
Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.370% (OBFR + 0.060),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $12,002
(collateralized by
various securities:
Total market
value $12,601) △	$12,000	$12,000
5.380% (OBFR + 0.070%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $91,014
(collateralized by
various securities:
Total market
value $95,550) △	91,000	91,000
Societe Generale
5.490% (OBFR + 0.180%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $105,016
(collateralized by
various securities:
Total market
value $110,252) △	105,000	105,000
TD Securities (USA) LLC
5.380% (OBFR + 0.070%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $15,002
(collateralized by
various securities:
Total market
value $15,756) △	15,000	15,000
5.380% (OBFR + 0.070%),
dated 02/29/2024,
matures 03/01/2024,
repurchase price $104,016
(collateralized by
various securities:
Total market
value $109,206) △	104,000	104,000
Total Other Repurchase
Agreements
(Cost $752,000)		752,000

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Retail Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Repurchase
Agreements – 15.9%
Bank of Nova Scotia
5.290%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $269,321
(collateralized by U.S.
Treasury obligations:
Total market
value $274,667)	$269,282	$269,282
Credit Agricole Corporate
and Investment Bank
5.270%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $224,434
(collateralized by U.S.
Treasury obligations:
Total market
value $228,889)	224,401	224,401
Total U.S. Treasury
Repurchase Agreements
(Cost $493,683)		493,683
Total Investments – 101.3%
(Cost $3,141,455)		3,141,455
Other Assets and
Liabilities, Net – (1.3)%		(41,087)
Total Net Assets – 100.0%		$3,100,368
Retail Prime Obligations Fund (concl.)

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of February 29, 2024, the value of these investments was $1,274,835 or 41.1% of total net assets.
⊙	Rate shown is the annualized yield as of February 29, 2024.
△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2024.
★	Security purchased on a when-issued basis. On February 29, 2024, the total cost of investments purchased on a when-issued basis was $34,964 or 1.1% of total net assets.
∅	The maturity date shown represents the next put date.
∞	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2024, the value of these investments was $87,000 or 2.8% of total net assets. See note 2 in Notes to Financial Statements.

Investment Abbreviations:

LIBOR	–	London Interbank Offered Rate
OBFR	–	Overnight Bank Funding Rate
SOFR	–	Secured Overnight Financing Rate
USD	–	U.S. Dollar

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	27

Schedule of Investments	February 29, 2024 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free
Obligations Fund
DESCRIPTION	PAR	VALUE ✇
Variable Rate
Demand Notes – 81.9%
Alaska – 4.6%
Valdez Alaska Marine
Terminal Revenue,
Exxon Pipeline Company
Project, Series 1993-B
(GTD: Exxon Mobil Corp)
3.650%, 03/01/2024 # Ø	$3,220	$3,220
Valdez Alaska Marine
Terminal Revenue,
Exxon Pipeline Company
Project, Series 1993-C
(GTD: Exxon Mobil Corp)
3.650%, 03/01/2024 # Ø	14,690	14,690
		17,910
Arizona – 5.9%
Arizona Health Facilities
Authority, Banner Health,
Series 2015C
(LOC: Bank of America)
3.650%, 03/01/2024 # Ø	9,775	9,775
Arizona Industrial Development
Authority, Phoenix Children’s
Hospital, Series 2019A
(LOC: JPMorgan Chase Bank)
3.650%, 03/01/2024 # Ø	13,330	13,330
		23,105
Florida – 3.4%
Halifax Hospital Medical
Center Daytona Beach,
Florida, Series 2008
(LOC: JPMorgan Chase Bank)
3.200%, 03/07/2024 # Ø	9,780	9,780
Miami-Dade County, Florida,
Juvenile Courthouse Project,
Series 2003A (LOC: TD Bank)
3.300%, 03/07/2024 # Ø	1,190	1,190
Orange County Health
Facilities Authority, The
Nemours Foundation Project,
Series 2009B
(LOC: Northern Trust Company)
3.250%, 03/07/2024 # Ø	2,460	2,460
		13,430
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Georgia – 4.4%
Macon Water Authority,
Tax-Exempt Adjustable
Mode Water & Sewer
Refunding and Improvement
Revenue Bonds,
Series 2018B
3.380%, 03/07/2024 # Ø	$17,120	$17,120
Illinois – 17.5%
Illinois Educational Facilities
Authority, The Adler
Planetarium, Series 1997
(LOC: PNC Bank)
3.400%, 03/07/2024 # Ø	5,100	5,100
Illinois Finance Authority,
Richard Driehaus Foundation,
Series 2005 (LOC:
Northern Trust Company)
3.400%, 03/07/2024 # Ø	12,100	12,100
Illinois Finance Authority,
St. Ignatius College Prep
Project, Series 2006
(LOC: PNC Bank)
3.310%, 03/07/2024 # Ø	12,000	12,000
Illinois Finance Authority,
Steppenwolf Theatre Company
Project, Series 2019 (LOC:
Northern Trust Company)
3.350%, 03/07/2024 # Ø	13,200	13,200
Illinois Finance Authority,
The Latin School of Chicago
Project, Series 2005A
(LOC: JPMorgan Chase Bank)
3.250%, 03/07/2024 # Ø	5,190	5,190
Illinois Finance Authority,
University of Chicago Medical
Center, Series 2010B
(LOC: Wells Fargo Bank)
3.600%, 03/01/2024 # Ø	19,085	19,085
University of Illinois Health
Services Facilities System,
Series 1997B (LOC:
Wells Fargo Bank)
3.250%, 03/07/2024 # Ø	1,800	1,800
		68,475

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Indiana – 0.6%
Indiana Finance Authority,
Parkview Health System
Obligated Group,
Series 2009C (LOC:
Sumitomo Mitsui Banking)
3.400%, 03/07/2024 # Ø	$2,175	$2,175

Kentucky – 4.4%
Louisville/Jefferson County
Metro Government,
Norton Healthcare, Inc,
Series 2013C
(LOC: PNC Bank)
3.400%, 03/07/2024 # Ø	16,990	16,990

Maryland – 4.7%
Maryland Health and Higher
Educational Facilities
Authority Revenue
Bonds, Series 1985B
(LOC: TD Bank)
3.300%, 03/07/2024 # Ø	18,335	18,335

Minnesota – 2.8%
Minnesota Higher Education
Facilities Authority, Macalester
College, Series Five-Q
3.500%, 03/07/2024 # Ø	9,025	9,025
Minnesota Higher Education
Facilities Authority, Macalester
College, Series Three-Z
3.450%, 03/01/2024 # Ø	1,900	1,900
		10,925
Mississippi – 1.7%
Mississippi Business Finance
Corporation, Chevron
U.S.A. Inc. Project,
Series 2009B
(GTD: Chevron Corp)
3.700%, 03/01/2024 # Ø	6,700	6,700

Nevada – 1.2%
Clark County, Nevada Airport
System, Series 2008D (LOC:
Sumitomo Mitsui Banking)
3.300%, 03/07/2024 # Ø	4,720	4,720

New Jersey – 0.4%
Essex County Improvement
Authority, New Jersey,
Series 1986 (LOC:
Wells Fargo Bank)
3.300%, 03/07/2024 # Ø	1,750	1,750
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
New York – 4.3%
New York City Transitional
Finance Authority Future
Tax Secured Subordinate
Bonds, Series 2013C-5
(LOC: Sumitomo
Mitsui Banking)
3.300%, 03/07/2024 # Ø	$16,950	$16,950

Pennsylvania – 4.7%
Pennsylvania Turnpike
Commission Variable
Rate Turnpike Revenue
Bonds, Series 2020A
(LOC: Barclays Bank PLC)
3.200%, 03/07/2024 # Ø	18,320	18,320

Tennessee – 0.4%
The Public Building Authority
of Sevier County, Tennessee,
Revenue Program B,
Series 2010V-C-1
(GTD: FHLB)
3.320%, 03/07/2024 # Ø	1,445	1,445

Texas – 4.5%
City of Houston, Texas,
Combined Utility System,
Series 2004B (LOC:
Sumitomo Mitsui Banking)
3.570%, 03/07/2024 # Ø	6,000	6,000
City of Houston, Texas,
Combined Utility System,
Series 2018C (LOC:
Barclays Bank PLC)
3.570%, 03/07/2024 # Ø	11,390	11,390
		17,390
Vermont – 1.1%
Vermont Educational and
Health Buildings
Financing Agency,
Fletcher Allen Health Care
Project, Series 2004A
(LOC: TD Bank)
3.390%, 03/07/2024 # Ø	4,100	4,100

Virginia – 7.0%
Industrial Development
Authority of Loudoun
County, Virginia, Howard
Hughes Medical Institute
Issue, Series 2003E
3.360%, 03/07/2024 # Ø	19,960	19,960

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	29

Schedule of Investments	February 29, 2024 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Portsmouth Redevelopment &
Housing Authority, Phoebus
Square Apartments,
Series 2008
(GTD: FHLMC)
3.380%, 03/07/2024 # Ø	$7,200	$7,200
		27,160
Washington – 6.4%
Port of Tacoma, Subordinate
Lien Revenue Bonds,
Series 2008B (LOC:
Bank of America)
3.300%, 03/07/2024 # Ø	25,000	25,000

Wisconsin – 1.9%
Wisconsin Health and
Educational Facilities
Authority, Aspirus Wasau
Hospital, Inc., Series 2004
(LOC: JPMorgan Chase Bank)
3.200%, 03/07/2024 # Ø	7,500	7,500

Total Variable Rate
Demand Notes
(Cost $319,500)		319,500

Non-Financial Company
Commercial Paper – 13.3%
Texas Technical
University, Series A
3.620%, 03/06/2024	12,000	12,000
University of
Michigan, Series L-1
3.400%, 05/01/2024	15,000	15,000
University of
Minnesota, Series D
3.550%, 04/05/2024	11,977	11,977
University of Texas
System, Series A
3.260%, 05/03/2024	13,000	13,000
Total Non-Financial
Company Commercial
Paper
(Cost $51,977)		51,977
Retail Tax Free
Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Other Municipal Securities – 4.7%
City of Hamilton, Ohio,
General Obligation Bond,
Series 2023
4.500%, 12/19/2024	$5,000	$5,034
City of Hudson, Ohio,
General Obligation Note,
Series 2023
4.250%, 12/13/2024	7,630	7,671
County of Lucas, Ohio
Various Purpose
Improvements Notes,
Series 2023
4.375%, 10/11/2024	2,000	2,004
Gahanna City, Ohio,
General Obligation
Limited Tax, Series 2023
5.125%, 10/24/2024	3,750	3,762

Total Other Municipal
Securities
(Cost $18,471)		18,471

Total Investments – 99.9%
(Cost $389,948)		389,948

Other Assets and
Liabilities, Net – 0.1%		460

Total Net Assets – 100.0%		$390,408

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security – The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
Ø	The maturity date shown represents the next put date.

Investment Abbreviations:

FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Association
GTD	–	Guaranteed
LOC	–	Letter of Credit

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 47.8%
U.S. Treasury Bills ⊙
5.381%, 03/05/2024	$625,000	$624,631
5.327%, 03/07/2024	400,000	399,650
5.357%, 03/12/2024	645,000	643,959
5.344%, 03/14/2024	200,000	199,619
5.344%, 03/19/2024	500,000	498,682
5.338%, 03/21/2024	450,000	448,684
5.349%, 03/26/2024	675,000	672,527
5.338%, 03/28/2024	200,000	199,210
5.316%, 04/02/2024	200,000	199,068
5.397%, 04/04/2024	700,000	696,481
5.327%, 04/09/2024	400,000	397,723
5.405%, 04/11/2024	900,000	894,536
5.299%, 04/16/2024	600,000	595,993
5.417%, 04/18/2024	350,000	347,507
5.311%, 04/23/2024	900,000	893,059
5.310%, 04/30/2024 ★	700,000	694,097
5.380%, 05/02/2024	550,000	544,974
5.349%, 05/09/2024	400,000	395,955
5.323%, 05/16/2024	110,000	108,781
5.289%, 05/23/2024	200,000	197,595
5.297%, 05/30/2024	1,035,000	1,021,483
5.256%, 06/06/2024	400,000	394,413
5.254%, 06/13/2024	300,000	295,509
5.172%, 06/20/2024	325,000	319,889
5.308%, 06/25/2024	200,000	196,626
5.145%, 06/27/2024	500,000	491,683
5.126%, 07/05/2024	325,000	319,249
5.110%, 07/11/2024	575,000	564,375
5.045%, 07/18/2024	325,000	318,756
5.091%, 07/25/2024	250,000	244,909
5.058%, 08/01/2024	200,000	195,759
5.127%, 08/15/2024	100,000	97,654
5.202%, 09/05/2024	250,000	243,301
4.629%, 12/26/2024	325,000	312,636
4.654%, 01/23/2025	75,000	71,863
U.S. Treasury Notes
5.251% (3 Month
U.S. Treasury
Money Market
Yield – 0.075%),
04/30/2024 ∆	505,000	504,961
5.363% (3 Month
U.S. Treasury
Money Market
Yield + 0.037%),
07/31/2024 ∆	600,000	599,999
0.625%, 10/15/2024	490,000	475,855
1.500%, 10/31/2024	315,000	307,044
2.250%, 10/31/2024	100,000	97,944
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.466% (3 Month
U.S. Treasury
Money Market
Yield + 0.140%),
10/31/2024 ∆	$475,000	$474,998
2.250%, 11/15/2024	200,000	195,776
1.750%, 12/31/2024	570,000	555,811
2.250%, 12/31/2024	110,000	107,729
1.125%, 01/15/2025	225,000	218,051
1.375%, 01/31/2025	75,000	72,730
2.500%, 01/31/2025	250,000	244,891
5.526% (3 Month
U.S. Treasury
Money Market
Yield + 0.200%),
01/31/2025 ∆	600,000	600,257
1.125%, 02/28/2025	175,000	168,479
2.750%, 02/28/2025	800,000	783,350
4.625%, 02/28/2025	425,000	424,353
0.500%, 03/31/2025	75,000	71,487
3.875%, 03/31/2025	50,000	49,412
5.495% (3 Month
U.S. Treasury
Money Market
Yield + 0.169%),
04/30/2025 ∆	600,000	600,108
5.451% (3 Month
U.S. Treasury
Money Market
Yield + 0.125%),
07/31/2025 ∆	775,000	774,575
5.496% (3 Month
U.S. Treasury
Money Market
Yield + 0.170%),
10/31/2025 ∆	800,000	799,617
5.571% (3 Month
U.S. Treasury
Money Market
Yield + 0.245%),
01/31/2026 ∆	175,000	175,108

Total U.S. Treasury Debt
(Cost $23,043,371)		23,043,371

U.S. Treasury
Repurchase
Agreements – 53.4%
Bank of Montreal
5.270%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	31

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.280%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
Bank of Nova Scotia
5.290%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $519,760
(collateralized by U.S.
Treasury obligations:
Total market
value $530,077)	519,683	519,683
Barclays Capital Inc.
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
BNP Paribas
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	200,000	200,000
5.320%, dated 01/16/2024,
matures 03/07/2024,
repurchase price $400,414
(collateralized by U.S.
Treasury obligations:
Total market
value $408,000) Ø	400,000	400,000
5.350% (SOFR + 0.040%),
dated 02/08/2024,
matures 03/07/2024,
repurchase price $400,416
(collateralized by U.S.
Treasury obligations:
Total market
value $408,000) ∆ Ø	400,000	400,000
5.340%, dated 02/22/2024,
matures 03/07/2024,
repurchase price $200,208
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000) Ø	200,000	200,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
BofA Securities, Inc.
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	$100,000	$100,000
CIBC World Markets Corp.
5.310%, dated 02/08/2024,
matures 03/06/2024,
repurchase price $400,354
(collateralized by U.S.
Treasury obligations:
Total market
value $409,324)	400,000	400,000
5.320%, dated 01/30/2024,
matures 03/07/2024,
repurchase price $100,103
(collateralized by U.S.
Treasury obligations:
Total market
value $102,467) Ø	100,000	100,000
5.320%, dated 01/18/2024,
matures 03/07/2024,
repurchase price $400,414
(collateralized by U.S.
Treasury obligations:
Total market
value $410,593) Ø	400,000	400,000
Credit Agricole Corporate
and Investment Bank
5.270%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $50,007
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	50,000	50,000
5.270%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $433,133
(collateralized by U.S.
Treasury obligations:
Total market
value $441,731)	433,070	433,070
5.310%, dated 02/20/2024,
matures 03/07/2024,
repurchase price $200,207
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000) Ø	200,000	200,000

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
Federal Reserve Bank
of New York
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $600,088
(collateralized by U.S.
Treasury obligations:
Total market
value $600,088)	$600,000	$600,000
Fixed Income Clearing Corp.
5.260%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
5.280%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $225,033
(collateralized by U.S.
Treasury obligations:
Total market
value $229,514)	225,000	225,000
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price
$1,000,147
(collateralized by U.S.
Treasury obligations:
Total market
value $1,020,150)	1,000,000	1,000,000
5.310%, dated 02/29/2024,
matures 03/01/2024,
repurchase price
$2,400,354
(collateralized by U.S.
Treasury obligations:
Total market
value $2,448,000)	2,400,000	2,400,000
5.310%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $3,000,443
(collateralized by U.S.
Treasury obligations:
Total market
value $3,060,000)	3,000,000	3,000,000
5.310%, dated 02/29/2024,
matures 03/01/2024,
repurchase price
$3,200,472
(collateralized by U.S.
Treasury obligations:
Total market
value $3,264,000)	3,200,000	3,200,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.310%, dated 02/29/2024,
matures 03/01/2024,
repurchase price
$4,500,664
(collateralized by U.S.
Treasury obligations:
Total market
value $4,590,000)	$4,500,000	$4,500,000
Goldman Sachs & Co. LLC
5.260%, dated 02/29/2024,
matures 03/01/2024,
repurchase price
$100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
HSBC Securities (USA), Inc.
5.260%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,015)	100,000	100,000
5.320% (SOFR + 0.010%),
dated 02/07/2024,
matures 03/07/2024,
repurchase price $200,207
(collateralized by U.S.
Treasury obligations:
Total market
value $204,030) ∆ Ø	200,000	200,000
ING Financial Markets LLC
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $100,015
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
5.300%, dated 02/27/2024,
matures 03/05/2024,
repurchase price $100,074
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000
5.300%, dated 02/28/2024,
matures 03/06/2024,
repurchase price $100,088
(collateralized by U.S.
Treasury obligations:
Total market
value $102,000)	100,000	100,000

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	33

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
5.300%, dated 02/29/2024,
matures 03/07/2024,
repurchase price $50,052
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000)	$50,000	$50,000
JP Morgan Securities LLC
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $750,110
(collateralized by U.S.
Treasury obligations:
Total market
value $765,113)	750,000	750,000
5.330% (SOFR + 0.020%),
dated 02/09/2024,
matures 03/07/2024,
repurchase price $1,101,140
(collateralized by U.S.
Treasury obligations:
Total market
value $1,122,166) ∆	1,100,000	1,100,000
MUFG Securities (Canada) Ltd.
5.310%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $400,059
(collateralized by U.S.
Treasury obligations:
Total market
value $408,060)	400,000	400,000
5.310%, dated 02/28/2024,
matures 03/06/2024,
repurchase price $300,266
(collateralized by U.S.
Treasury obligations:
Total market
value $306,090)	300,000	300,000
5.320%, dated 02/01/2024,
matures 03/07/2024,
repurchase price $250,259
(collateralized by U.S.
Treasury obligations:
Total market
value $256,093) Ø	250,000	250,000
MUFG Securities Americas Inc.
5.320%, dated 02/01/2024,
matures 03/07/2024,
repurchase price $200,207
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000) Ø	200,000	200,000
Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE ✇
RBC Dominion Securities Inc.
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000
5.310%, dated 02/23/2024,
matures 03/01/2024,
repurchase price $400,059
(collateralized by U.S.
Treasury obligations:
Total market
value $408,000)	400,000	400,000
5.320%, dated 02/01/2024,
matures 03/07/2024,
repurchase price $700,724
(collateralized by U.S.
Treasury obligations:
Total market
value $714,000) Ø	700,000	700,000
5.340%, dated 12/14/2023,
matures 03/07/2024,
repurchase price $50,052
(collateralized by U.S.
Treasury obligations:
Total market
value $51,000) Ø	50,000	50,000
Royal Bank of Canada
5.340%, dated 12/14/2023,
matures 03/07/2024,
repurchase price $600,623
(collateralized by U.S.
Treasury obligations:
Total market
value $612,000) Ø	600,000	600,000
5.320%, dated 02/02/2024,
matures 03/07/2024,
repurchase price $200,207
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000) Ø	200,000	200,000
5.320%, dated 02/01/2024,
matures 03/07/2024,
repurchase price $800,828
(collateralized by U.S.
Treasury obligations:
Total market
value $816,000) Ø	800,000	800,000

The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
TD Securities (USA) LLC
5.300%, dated 02/29/2024,
matures 03/01/2024,
repurchase price $200,029
(collateralized by U.S.
Treasury obligations:
Total market
value $204,000)	$200,000	$200,000

Total U.S. Treasury
Repurchase Agreements
(Cost $25,727,753)		25,727,753
Total Investments – 101.2%
(Cost $48,771,124)		48,771,124
Other Assets and
Liabilities, Net – (1.2)%		(554,531)
Total Net Assets – 100.0%		$48,216,593

✇	Securities are valued in accordance with procedures here described in note 2 in Notes to Financial Statements.
⊙	Rate shown is the annualized yield as of February 29, 2024.
∆	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2024.
★	Security (or a portion of the security) purchased on a when-issued basis. On February 29, 2024, the total cost of investments purchased on a when-issued basis was $396,713 or 0.8% of total net assets.
Ø	The maturity date shown represents the next put date.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	35

Schedule of Investments	February 29, 2024 (unaudited),
all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE ✇
U.S. Treasury Debt – 102.3%
U.S. Treasury Bills ⊙
5.329%, 03/05/2024	$168,416	$168,318
5.326%, 03/07/2024	198,955	198,781
5.344%, 03/12/2024	190,000	189,694
5.307%, 03/14/2024	144,687	144,414
5.347%, 03/19/2024	220,000	219,420
5.304%, 03/21/2024	210,000	209,390
5.327%, 03/26/2024	205,000	204,252
5.332%, 03/28/2024	183,657	182,933
5.322%, 04/02/2024	225,469	224,417
5.323%, 04/04/2024	150,000	149,256
5.291%, 04/09/2024	160,000	159,095
5.315%, 04/11/2024	126,047	125,294
5.308%, 04/16/2024	215,508	214,066
5.344%, 04/18/2024	100,000	99,297
5.326%, 04/23/2024	209,016	207,400
5.305%, 04/25/2024	125,000	124,001
5.270%, 04/30/2024 ★	101,468	100,611
5.284%, 05/07/2024	50,000	49,515
5.298%, 05/09/2024	88,777	87,888
5.253%, 05/14/2024	135,000	133,562
5.296%, 05/16/2024	41,542	41,084
5.270%, 05/21/2024	125,000	123,538
5.316%, 05/23/2024	129,047	127,487
5.255%, 05/28/2024	84,237	83,170
5.294%, 05/30/2024	125,000	123,368
5.292%, 06/04/2024	35,631	35,140
5.247%, 06/06/2024	12,464	12,290
5.285%, 06/11/2024	85,000	83,745
5.190%, 06/13/2024	45,000	44,335
5.285%, 06/18/2024	60,000	59,053
5.180%, 06/20/2024	10,000	9,842
5.291%, 06/25/2024	60,000	58,991
5.147%, 06/27/2024	15,000	14,750
5.367%, 07/02/2024 ★	50,000	49,138
5.123%, 07/05/2024	15,000	14,735
5.102%, 07/11/2024	60,000	58,893
5.074%, 07/18/2024	93,551	91,743
5.069%, 07/25/2024	34,194	33,501
5.166%, 08/15/2024	49,260	48,096
5.196%, 08/22/2024	15,000	14,628
5.215%, 09/05/2024	24,945	24,275
4.525%, 12/26/2024	15,000	14,442
4.699%, 01/23/2025	9,783	9,370
4.819%, 02/20/2025	5,000	4,765
U.S. Treasury Notes
5.251% (3 Month U.S.
Treasury Money Market
Yield – 0.075%),
04/30/2024 △	155,522	155,509
U.S. Treasury Money Market Fund (concl.)
DESCRIPTION	PAR	VALUE ✇
5.363% (3 Month U.S.
Treasury Money Market
Yield + 0.037%),
07/31/2024 △	$117,000	$116,996
0.625%, 10/15/2024	10,000	9,711
1.500%, 10/31/2024	10,000	9,748
5.466% (3 Month U.S.
Treasury Money Market
Yield + 0.140%),
10/31/2024 △	115,568	115,608
5.526% (3 Month U.S.
Treasury Money Market
Yield + 0.200%),
01/31/2025 △	65,000	65,061
5.495% (3 Month U.S.
Treasury Money Market
Yield + 0.169%),
04/30/2025 △	79,553	79,580
5.451% (3 Month U.S.
Treasury Money Market
Yield + 0.125%),
07/31/2025 △	76,245	76,209
5.496% (3 Month U.S.
Treasury Money Market
Yield + 0.170%),
10/31/2025 △	88,273	88,206
5.571% (3 Month U.S.
Treasury Money Market
Yield + 0.245%),
01/31/2026 △	10,000	10,002
Total U.S. Treasury Debt
(Cost $5,098,613)		5,098,613
Total Investments – 102.3%
(Cost $5,098,613)		5,098,613
Other Assets and
Liabilities, Net – (2.3)%		(116,468)
Total Net Assets – 100.0%		$4,982,145

✇	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊙	Rate shown is the annualized yield as of February 29, 2024.

★	Security (or a portion of the security) purchased on a when-issued basis. On February 29, 2024, the total cost of investments purchased on a when-issued basis was $98,749 or 2.0% of total net assets.

△	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2024.

The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	37

Statements of Assets and Liabilities	February 29, 2024 (unaudited), all dollars are rounded
to thousands (000 omitted), except per share data

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund*	Fund	Fund	Fund	Fund
Investments in securities, at cost	$42,157,430	$755,793	$1,895,772	$389,948	$23,043,371	$5,098,613
Repurchase agreements, at cost	40,990,409	1,079,155	1,245,683	—	25,727,753	—
ASSETS:
Investments, in securities, at value	$42,157,430	$755,834	$1,895,772	$389,948	$23,043,371	$5,098,613
Repurchase agreements, at value	40,990,409	1,079,155	1,245,683	—	25,727,753	—
Cash	—	—	—	10	1	—
Receivable for interest	204,775	662	1,787	1,366	58,387	3,249
Receivable for capital shares sold	10	—	6,132	—	652	1
Prepaid Trustees' retainer	125	31	32	29	89	34
Prepaid expenses and other assets	320	107	126	112	719	143
Total assets	83,353,069	1,835,789	3,149,532	391,465	48,830,972	5,102,040
LIABILITIES:
Dividends payable	337,558	8,948	12,895	986	206,867	20,089
Payable for investments purchased	620,069	—	34,964	—	396,713	98,727
Payable to affiliates (note 3)	11,200	318	377	35	6,675	766
Payable for capital shares redeemed	27	—	637	—	1,852	—
Payable for distribution and shareholder services	3,754	54	271	18	2,223	291
Accrued expenses and other liabilities	96	24	20	18	49	22
Total liabilities	972,704	9,344	49,164	1,057	614,379	119,895
Net assets	$82,380,365	$1,826,445	$3,100,368	$390,408	$48,216,593	$4,982,145
COMPOSITION OF NET ASSETS:
Portfolio capital	$82,380,067	$1,826,404	$3,100,367	$390,408	$48,216,585	$4,982,194
Total distributable earnings (losses)	298	41	1	—	8	(49)
Net assets	$82,380,365	$1,826,445	$3,100,368	$390,408	$48,216,593	$4,982,145
Class A:
Net assets	$282,762	$—	$620,007	$27,995	$600,136	$74,233
Shares issued and outstanding*	282,759	—	620,006	27,993	600,139	74,224
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$4,163,467	$—	$—	$—	$1,574,545	$110,474
Shares issued and outstanding*	4,163,436	—	—	—	1,574,564	110,473
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00

38	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

		Institutional	Retail	Retail
	Government	Prime	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund**	Fund	Fund	Fund	Fund
Class P:
Net assets	$2,111,151	$—	$—	$—	$1,629,502	$—
Shares issued and outstanding*	2,111,144	—	—	—	1,629,483	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—

Class T:
Net assets	$37,762	$95,651	$4,939	$15,619	$2,230	$17,798
Shares issued and outstanding*	37,764	95,643	4,941	15,577	2,230	17,806
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class U:
Net assets	$2,941,494	$—	$—	$—	$—	$—
Shares issued and outstanding*	2,941,466	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—

Class V:
Net assets	$3,290,340	$69,660	$217	$6,635	$1,086,600	$275,702
Shares issued and outstanding*	3,290,317	69,652	217	6,635	1,086,605	275,694
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class X:
Net assets	$25,871,517	$—	$2,323,378	$—	$20,102,475	$—
Shares issued and outstanding*	25,871,380	—	2,323,377	—	20,102,474	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—

Class Y:
Net assets	$10,208,357	$176,074	$12,965	$13,387	$5,158,741	$988,482
Shares issued and outstanding*	10,208,253	176,050	12,964	13,380	5,158,767	988,417
Net asset value, offering price and redemption price per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00

Class Z:
Net assets	$33,473,515	$1,485,060	$138,862	$326,772	$18,062,364	$3,515,456
Shares issued and outstanding*	33,473,303	1,485,048	138,862	326,802	18,062,413	3,515,494
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
*	Unlimited shares authorized with no par value.
**	The fund is required to round to its current net asset value per share to a minimum of the 4th decimal place.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	39

Statements of Operations	For the six-month period ended February 29, 2024 (unaudited), all dollars are rounded to thousands (000 omitted)

	Government	Institutional Prime	Retail Prime	Retail Tax Free	Treasury	U.S. Treasury
	Obligations Fund	Obligations Fund	Obligations Fund	Obligations Fund	Obligations Fund	Money Market Fund
INVESTMENT INCOME:
Interest income	$2,113,084	$52,735	$82,995	$6,591	$1,326,608	$126,654
Total investment income	2,113,084	52,735	82,995	6,591	1,326,608	126,654
EXPENSES (note 1 and note 3):
Investment advisory fees	39,053	958	1,493	187	24,522	2,339
Administration fees and expenses	35,594	905	1,518	186	22,451	2,159
Transfer agent fees and expenses	305	23	47	20	200	39
Custodian fees	1,074	26	41	5	670	65
Legal fees	82	20	21	19	59	23
Audit fees	61	16	16	15	49	17
Registration fees	291	135	133	98	588	135
Postage and printing fees	69	2	20	1	31	3
Trustees’ fees	210	51	53	48	149	57
Other expenses	320	80	55	47	184	82
Distribution and shareholder
servicing (12b-1) fees:
Class A	315	—	710	39	723	115
Class D	3,057	—	—	—	1,232	64
Shareholder servicing
(non 12b-1) fees:
Class A	316	—	710	39	726	115
Class D	5,094	—	—	—	2,054	108
Class T	41	93	4	16	3	18
Class V	1,472	37	—	4	541	150
Class Y	12,442	225	15	22	6,087	1,095
Total expenses	99,796	2,571	4,836	746	60,269	6,584
Less: Fee waivers (note 3)	(11,265)	(300)	(949)	(245)	(8,090)	(217)
Total net expenses	88,531	2,271	3,887	501	52,179	6,367
Investment income – net	2,024,553	50,464	79,108	6,090	1,274,429	120,287
Net gain on investments	292	—	—	—	8	21
Net change in unrealized
appreciation (depreciation)
on investments	—	57	—	—	—	—
Net increase in net assets resulting
from operations	$2,024,845	$50,521	$79,108	$6,090	$1,274,437	$120,308
Note:	The assets and liabilities of each series of First American Funds, Inc. (each series a “Target Fund”) were acquired by a corresponding series of First American Funds Trust (each series an “Acquiring Fund”) in a reorganization that occurred on December 22, 2023. Performance and financial history of the Target Funds have been adopted by the Acquiring Funds and will be used going forward. As a result, the information prior to December 22, 2023, reflects that of each of the Target Fund shares. The Target Funds ceased operation as of the date of the reorganizations (See Note 10 in the Notes to Financial Statements).

40	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	41

Statements of Changes in Net Assets	all dollars are rounded to thousands
(000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023
OPERATIONS:
Investment income – net	$2,024,553	$2,922,587	$50,464	$58,951	$79,108	$112,490
Net realized gain (loss) on investments	292	(28)	—	83	—	—
Net change in unrealized appreciation on investments	—	—	57	51	—	—
Net increase in net assets resulting from operations	2,024,845	2,922,559	50,521	59,085	79,108	112,490
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(5,891)	(9,876)	—	—	(13,654)	(16,610)
Class D	(98,102)	(152,016)	—	—	—	—
Class P	(60,259)	(44,069)	—	—	—	—
Class T	(1,027)	(40,371)	(2,373)	(2,836)	(111)	(51,876)
Class U	(59,565)	(102,512)	—	—	—	—
Class V	(75,269)	(106,040)	(1,953)	(2,743)	(6)	(703)
Class X	(677,399)	(856,181)	—	—	(61,379)	(25,289)
Class Y	(247,043)	(378,777)	(4,546)	(8,400)	(310)	(543)
Class Z	(799,998)	(1,232,826)	(41,675)	(44,972)	(3,648)	(17,469)
Total distributions	(2,024,553)	(2,922,668)	(50,547)	(58,951)	(79,108)	(112,490)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $ 1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	488,343	1,009,744	—	—	353,527	767,237
Reinvestment of distributions	732	815	—	—	11,507	12,312
Payments for redemptions	(454,633)	(1,150,757)	—	—	(276,744)	(534,774)
Increase (decrease) in net assets from Class A transactions	34,442	(140,198)	—	—	88,290	244,775
Class D:
Proceeds from sales	6,557,605	9,241,642	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(6,856,669)	(9,325,078)	—	—	—	—
Decrease in net assets from Class D transactions	(299,064)	(83,436)	—	—	—	—
Class P:
Proceeds from sales	10,794,540	6,919,997	—	—	—	—
Reinvestment of distributions	15,968	7,386	—	—	—	—
Payments for redemptions	(10,966,921)	(5,683,147)	—	—	—	—
Increase (decrease) in net assets from Class P transactions	(156,413)	1,244,236	—	—	—	—

42	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023
Class T:
Proceeds from sales	79,583	1,669,808	398,172	193,588	2,730	1,643,170
Reinvestment of distributions	—	—	—	—	64	35
Payments for redemptions	(72,742)	(3,010,376)	(366,118)	(192,999)	(2,633)	(3,314,210)
Increase (decrease) in net assets from Class T transactions	6,841	(1,340,568)	32,054	589	161	(1,671,005)
Class U:
Proceeds from sales	15,927,262	29,580,376	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(15,115,654)	(31,264,693)	—	—	—	—
Increase (decrease) in net assets from Class U transactions	811,608	(1,684,317)	—	—	—	—
Class V:
Proceeds from sales	7,430,656	11,415,327	37,926	144,895	300	28,242
Reinvestment of distributions	9,584	7,721	429	165	—	—
Payments for redemptions	(7,005,253)	(10,596,230)	(50,873)	(114,203)	(317)	(52,526)
Increase (decrease) in net assets from Class V transactions	434,987	826,818	(12,518)	30,857	(17)	(24,284)
Class X:
Proceeds from sales	102,038,452	145,550,208	—	—	1,255,705	2,654,674
Reinvestment of distributions	160,501	133,517	—	—	10	29
Payments for redemptions	(100,189,322)	(148,233,056)	—	—	(1,114,006)	(480,759)
Increase (decrease) in net assets from Class X transactions	2,009,631	(2,549,331)	—	—	141,709	2,173,944
Class Y:
Proceeds from sales	23,759,925	36,778,763	331,185	946,510	17,091	52,265
Reinvestment of distributions	26,734	29,139	34	55	—	—
Payments for redemptions	(23,342,091)	(36,606,484)	(349,224)	(976,748)	(15,684)	(43,635)
Increase (decrease) in net assets from Class Y transactions	444,568	201,418	(18,005)	(30,183)	1,407	8,630
Class Z:
Proceeds from sales	154,742,211	377,908,637	2,079,808	4,211,258	198,874	591,717
Reinvestment of distributions	146,650	130,066	698	3,437	2,501	4,438
Payments for redemptions	(152,548,096)	(377,527,202)	(2,184,606)	(3,552,788)	(181,763)	(946,387)
Increase (decrease) in net assets from Class Z transactions	2,340,765	511,501	(104,100)	661,907	19,612	(350,232)
Increase (decrease) in net assets from capital share transactions	5,627,365	(3,013,877)	(102,569)	663,170	251,162	381,828
Total increase (decrease) in net assets	5,627,657	(3,013,986)	(102,595)	663,304	251,162	381,828
Net assets at beginning of period	76,752,708	79,766,694	1,929,040	1,265,736	2,849,206	2,467,378
Net assets at end of period	$82,380,365	$76,752,708	$1,826,445	$1,929,040	$3,100,368	$2,849,206
[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
Note:	The assets and liabilities of each series of First American Funds, Inc. (each series a “Target Fund”) were acquired by a corresponding series of First American Funds Trust (each series an “Acquiring Fund”) in a reorganization that occurred on December 22, 2023. Performance and financial history of the Target Funds have been adopted by the Acquiring Funds and will be used going forward. As a result, the information prior to December 22, 2023, reflects that of each of the Target Fund shares. The Target Funds ceased operation as of the date of the reorganizations (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	43

Statements of Changes in Net Assets	all dollars are rounded to thousands
(000 omitted)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023
OPERATIONS:
Investment income – net	$6,090	$9,379	$1,274,429	$1,717,488	$120,287	$154,887
Net realized gain (loss) on investments	—	62	8	92	21	(10)
Net increase in net assets resulting from operations	6,090	9,441	1,274,437	1,717,580	120,308	154,877
DISTRIBUTIONS TO SHAREHOLDERS (note 1):
Class A	(444)	(600)	(13,541)	(15,384)	(2,142)	(1,915)
Class D	—	—	(39,541)	(62,421)	(2,069)	(2,231)
Class P	—	—	(67,001)	(169,166)	—	—
Class T	(249)	(5,460)	(79)	(15,451)	(446)	(2,869)
Class V	(124)	(77)	(27,622)	(41,329)	(7,675)	(9,068)
Class X	—	—	(523,747)	(588,766)	—	—
Class Y	(269)	(393)	(120,801)	(149,949)	(21,741)	(19,974)
Class Z	(5,050)	(2,849)	(482,149)	(675,022)	(86,214)	(118,830)
Total distributions	(6,136)	(9,379)	(1,274,481)	(1,717,488)	(120,287)	(154,887)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (note 1):[1]
Class A:
Proceeds from sales	36,987	41,675	713,675	2,463,951	102,530	208,146
Reinvestment of distributions	44	48	5,114	4,318	304	332
Payments for redemptions	(38,693)	(47,311)	(729,040)	(2,067,487)	(176,528)	(93,303)
Increase (decrease) in net assets from Class A transactions	(1,662)	(5,588)	(10,251)	400,782	(73,694)	115,175
Class D:
Proceeds from sales	—	—	3,183,273	3,228,517	254,588	363,996
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(3,381,416)	(3,229,758)	(210,796)	(370,455)
Increase (decrease) in net assets from Class D transactions	—	—	(198,143)	(1,241)	43,792	(6,459)
Class P:
Proceeds from sales	—	—	9,882,353	20,110,525	—	—
Reinvestment of distributions	—	—	38,934	77,874	—	—
Payments for redemptions	—	—	(11,699,132)	(18,162,080)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	(1,777,845)	2,026,319	—	—

44	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023	Six-Month Period Ended 2/29/2024 (unaudited)	Year Ended 8/31/2023
Class T:
Proceeds from sales	751	402,172	5,427	1,181,136	450	235,422
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(1,004)	(764,297)	(6,223)	(1,609,420)	(580)	(300,613)
Decrease in net assets from Class T transactions	(253)	(362,125)	(796)	(428,284)	(130)	(65,191)
Class V:
Proceeds from sales	62,683	73,095	1,335,300	4,899,447	400,596	638,245
Reinvestment of distributions	—	—	3,861	4,293	2,772	2,086
Payments for redemptions	(65,351)	(68,209)	(1,293,404)	(4,478,288)	(398,326)	(485,153)
Increase (decrease) in net assets from Class V transactions	(2,668)	4,886	45,757	425,452	5,042	155,178
Class X:
Proceeds from sales	—	—	61,307,683	106,430,211	—	—
Reinvestment of distributions	—	—	89,437	158,977	—	—
Payments for redemptions	—	—	(58,647,666)	(97,845,589)	—	—
Increase in net assets from Class X transactions	—	—	2,749,454	8,743,599	—	—
Class Y:
Proceeds from sales	48,511	84,090	15,025,261	21,355,777	2,121,525	2,960,824
Reinvestment of distributions	—	—	48,970	48,425	7,253	3,453
Payments for redemptions	(48,059)	(86,193)	(14,248,782)	(19,954,141)	(1,911,424)	(2,727,473)
Increase (decrease) in net assets from Class Y transactions	452	(2,103)	825,449	1,450,061	217,354	236,804
Class Z:
Proceeds from sales	322,479	466,112	51,734,437	94,404,867	6,984,660	12,199,208
Reinvestment of distributions	10	13	101,222	154,320	990	1,519
Payments for redemptions	(288,608)	(234,839)	(52,135,930)	(88,777,394)	(6,790,096)	(11,939,364)
Increase (decrease) in net assets from Class Z transactions	33,881	231,286	(300,271)	5,781,793	195,554	261,363
Increase (decrease) in net assets from capital share transactions	29,750	(133,644)	1,333,354	18,398,481	387,918	696,870
Total increase (decrease) in net assets	29,704	(133,582)	1,333,310	18,398,573	387,939	696,860
Net assets at beginning of period	360,704	494,286	46,883,283	28,484,710	4,594,206	3,897,346
Net assets at end of period	$390,408	$360,704	$48,216,593	$46,883,283	$4,982,145	$4,594,206
[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
Note:	The assets and liabilities of each series of First American Funds, Inc. (each series a “Target Fund”) were acquired by a corresponding series of First American Funds Trust (each series an “Acquiring Fund”) in a reorganization that occurred on December 22, 2023. Performance and financial history of the Target Funds have been adopted by the Acquiring Funds and will be used going forward. As a result, the information prior to December 22, 2023, reflects that of each of the Target Fund shares. The Target Funds ceased operation as of the date of the reorganizations (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	45

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Government Obligations Fund[5]
Class A
2024[1]	$1.00	$0.023		$(0.023)	$—	$1.00	2.34%
2023	1.00	0.036		(0.036)	(0.000)[2]	1.00	3.66
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.23
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.62
Class D
2024[1]	$1.00	$0.024		$(0.024)	$—	$1.00	2.42%
2023	1.00	0.038		(0.038)	(0.000)[2]	1.00	3.81
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.27
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.64
2019	1.00	0.018		(0.018)	—	1.00	1.77
Class P
2024[1]	$1.00	$0.026		$(0.026)	$—	$1.00	2.64%
2023	1.00	0.042		(0.042)	(0.000)[2]	1.00	4.27
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.95
2019	1.00	0.022		(0.022)	—	1.00	2.23
Class T
2024[1]	$1.00	$0.025		$(0.025)	$—	$1.00	2.52%
2023	1.00	0.040		(0.040)	(0.000)[2]	1.00	4.02
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2021[4]	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
Class U
2024[1]	$1.00	$0.026		$(0.026)	$—	$1.00	2.66%
2023	1.00	0.042		(0.042)	(0.000)[2]	1.00	4.31
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.47
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.98
2019	1.00	0.022		(0.022)	—	1.00	2.26

46	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Government Obligations Fund
Class V
2024[1]	$1.00	$0.025		$(0.025)	$—	$1.00	2.57%
2023	1.00	0.041		(0.041)	(0.000)[2]	1.00	4.12
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.38
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.82
2019	1.00	0.021		(0.021)	—	1.00	2.07
Class X
2024[1]	$1.00	$0.026		$(0.026)	$—	$1.00	2.65%
2023	1.00	0.042		(0.042)	(0.000)[2]	1.00	4.29
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.04
2020	1.00	0.010		(0.010)	(0.000)[2]	1.00	0.96
2019	1.00	0.022		(0.022)	—	1.00	2.24
Class Y
2024[1]	$1.00	$0.025		$(0.025)	$—	$1.00	2.49%
2023	1.00	0.039		(0.039)	(0.000)[2]	1.00	3.97
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.32
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.73
2019	1.00	0.019		(0.019)	—	1.00	1.92
Class Z
2024[1]	$1.00	$0.026		$(0.026)	$—	$1.00	2.63%
2023	1.00	0.042		(0.042)	(0.000)[2]	1.00	4.25
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.44
2021	1.00	0.000	[2]	(0.000)[2]	(0.000)[2]	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.92
2019	1.00	0.022		(0.022)	—	1.00	2.20
[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	47

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund[5]
Class A
2024[1]	$282,762	0.75%	4.66%	0.75%	4.66%
2023	248,318	0.75	3.44	0.75	3.44
2022	388,517	0.34	0.25	0.74	(0.15)
2021	298,968	0.09	0.01	0.77	(0.67)
2020	271,822	0.55	0.56	0.77	0.34
2019	238,531	0.75	1.58	0.77	1.56
Class D
2024[1]	$4,163,467	0.60%	4.81%	0.60%	4.81%
2023	4,462,517	0.60	3.73	0.60	3.73
2022	4,545,961	0.28	0.28	0.60	(0.04)
2021	4,533,829	0.09	0.01	0.62	(0.52)
2020	3,473,331	0.46	0.63	0.63	0.46
2019	3,555,685	0.60	1.75	0.63	1.72
Class P
2024[1]	$2,111,151	0.16%	5.25%	0.20%	5.21%
2023	2,267,555	0.16	4.20	0.20	4.16
2022	1,023,323	0.09	0.42	0.20	0.31
2021	1,085,102	0.05	0.03	0.22	(0.14)
2020	895,022	0.15	1.19	0.23	1.11
2019	2,085,704	0.15	2.19	0.23	2.11
Class T
2024[1]	$37,762	0.40%	5.02%	0.40%	5.02%
2023	30,920	0.40	3.70	0.40	3.70
2022	1,371,489	0.21	0.34	0.40	0.15
2021[4]	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2024[1]	$2,941,494	0.12%	5.29%	0.20%	5.21%
2023	2,129,879	0.12	4.22	0.20	4.14
2022	3,814,197	0.07	0.39	0.20	0.26
2021	6,394,891	0.06	0.04	0.22	(0.12)
2020	4,901,273	0.12	0.87	0.23	0.76
2019	3,540,435	0.12	2.28	0.23	2.17

48	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class V
2024[1]	$3,290,340	0.30%	5.11%	0.30%	5.11%
2023	2,855,341	0.30	4.13	0.30	4.13
2022	2,028,529	0.16	0.33	0.30	0.19
2021	2,137,992	0.09	0.01	0.32	(0.22)
2020	2,036,167	0.28	0.82	0.33	0.77
2019	2,314,446	0.30	2.06	0.33	2.03
Class X
2024[1]	$25,871,517	0.14%	5.27%	0.20%	5.21%
2023	23,861,790	0.14	4.14	0.20	4.08
2022	26,411,134	0.10	0.44	0.22	0.32
2021	19,999,922	0.09	0.04	0.33	(0.20)
2020	18,989,990	0.14	0.77	0.23	0.68
2019	9,868,300	0.14	2.21	0.23	2.12
Class Y
2024[1]	$10,208,357	0.45%	4.96%	0.45%	4.96%
2023	9,763,753	0.45	3.90	0.45	3.90
2022	9,562,356	0.23	0.31	0.45	0.09
2021	9,032,404	0.09	0.01	0.47	(0.37)
2020	10,137,395	0.37	0.71	0.47	0.61
2019	9,961,713	0.45	1.91	0.48	1.88
Class Z
2024[1]	$33,473,515	0.18%	5.23%	0.20%	5.21%
2023	31,132,635	0.18	4.17	0.20	4.15
2022	30,621,188	0.11	0.42	0.22	0.31
2021	20,000,259	0.13	0.03	0.38	(0.22)
2020	20,000,138	0.28	0.91	0.35	0.84
2019	18,335,731	0.18	2.17	0.23	2.12
[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	49

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

Net Asset Value Beginning of Period		Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized Gain (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Institutional Prime Obligations Fund*5
Class T
2024[1]	$1.0001	$0.0254	$(0.0254)	$(0.0000)[2]	$(0.0000)[2]	$1.0001	2.57%
2023	1.0000	0.0415	(0.0415)	0.0001	—	1.0001	4.24
2022	1.0000	0.0041	(0.0041)	0.00002	—	1.0000	0.41
2021	1.0002	0.0001	(0.0001)	(0.0002)	—	1.0000	(0.01)
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89
2019	1.0001	0.0211	(0.0211)	(0.0001)	—	1.0000	2.12
Class V
2024[1]	$1.0001	$0.0259	$(0.0259)	$(0.0000)[2]	$(0.0000)[2]	$1.0001	2.62%
2023	1.0000	0.0425	(0.0425)	0.0001	—	1.0001	4.36
2022	1.0001	0.0045	(0.0045)	(0.0001)	—	1.0000	0.44
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00
2019	1.0001	0.0221	(0.0221)	(0.0001)	—	1.0000	2.23
Class Y
2024[1]	$1.0001	$0.0251	$(0.0251)	$(0.0000)[2]	$(0.0000)[2]	$1.0001	2.55%
2023	1.0000	0.0410	(0.0410)	0.0001	—	1.0001	4.20
2022	1.0001	0.0039	(0.0039)	(0.0001)	—	1.0000	0.38
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86
2019	1.0001	0.0206	(0.0206)	(0.0000)[2]	—	1.0001	2.08
Class Z
2024[1]	$1.0000	$0.0264	$(0.0264)	$(0.0000)[2]	($0.0000)[2]	$1.0000	2.66%
2023	0.9999	0.0435	(0.0435)	0.0001	—	1.0000	4.46
2022	1.0000	0.0052	(0.0052)	(0.0001)	—	0.9999	0.51
2021	1.0002	0.0006	(0.0006)	(0.0002)	—	1.0000	0.04
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13
2019	1.0001	0.0238	(0.0238)	(0.0001)	—	1.0000	2.39

* The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.

1 For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

2 Rounds to zero.

3 Total return would have been lower had certain expenses not been waived.

5 See Note 10 in the Notes to the Financial Statements.

50	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Net Assets End of Period (000)		Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund
Class T
2024[1]	$95,651	0.40%	5.08%	0.43%	5.05%
2023	63,596	0.40	4.16	0.44	4.12
2022	63,002	0.25	0.40	0.44	0.21
2021	64,888	0.16	0.01	0.45	(0.28)
2020	64,166	0.38	0.91	0.46	0.83
2019	82,423	0.40	2.11	0.48	2.03
Class V
20241	$69,660	0.30%	5.21%	0.33%	5.18%
2023	82,178	0.30	4.34	0.34	4.30
2022	51,313	0.22	0.50	0.34	0.38
2021	45,873	0.16	0.01	0.36	(0.19)
2020	27,559	0.30	0.98	0.36	0.92
2019	105,642	0.30	2.23	0.38	2.15
Class Y
2024[1]	$176,074	0.45%	5.05%	0.48%	5.02%
2023	194,075	0.45	4.04	0.49	4.00
2022	224,230	0.27	0.38	0.49	0.16
2021	220,389	0.17	0.01	0.51	(0.33)
2020	317,298	0.42	0.87	0.51	0.78
2019	337,078	0.45	2.06	0.53	1.98
Class Z
2024[1]	$1,485,060	0.20%	5.31%	0.23%	5.28%
2023	1,589,191	0.20	4.40	0.24	4.36
2022	927,191	0.13	0.46	0.24	0.35
2021	1,092,496	0.11	0.05	0.25	(0.09)
2020	659,089	0.15	1.12	0.26	1.01
2019	746,330	0.14	2.37	0.28	2.23

1 For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	51

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund[5]
Class A
2024[1]	$1.00	$0.024		$(0.024)	$—	$1.00	2.42%
2023	1.00	0.038		(0.038)	—	1.00	3.88
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.75
2019	1.00	0.019		(0.019)	—	1.00	1.95
Class T
2024[1]	$1.00	$0.026		$(0.026)	$—	$1.00	2.59%
2023	1.00	0.042		(0.042)	—	1.00	4.24
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.41
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.91
2019	1.00	0.021		(0.021)	—	1.00	2.14
Class V
2024[1]	$1.00	$0.026		$(0.026)	$—	$1.00	2.64%
2023	1.00	0.043		(0.043)	—	1.00	4.35
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.010		(0.010)	—	1.00	1.00
2019	1.00	0.022		(0.022)	—	1.00	2.24

52	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Net Asset Value Beginning of Period		Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Prime Obligations Fund
Class X
2024[1]	$1.00	$0.027		$(0.027)	$—	$1.00	2.73%
2023	1.00	0.044		(0.044)	—	1.00	4.51
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.53
2021	1.00	0.001		(0.001)	—	1.00	0.05
2020	1.00	0.012		(0.012)	—	1.00	1.15
2019	1.00	0.024		(0.024)	—	1.00	2.40
Class Y
2024[1]	$1.00	$0.025		$(0.025)	$—	$1.00	2.57%
2023	1.00	0.041		(0.041)	—	1.00	4.19
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.39
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.009		(0.009)	—	1.00	0.87
2019	1.00	0.021		(0.021)	—	1.00	2.09
Class Z
2024[1]	$1.00	$0.027		$(0.027)	$—	$1.00	2.69%
2023	1.00	0.044		(0.044)	—	1.00	4.45
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.50
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.011		(0.011)	—	1.00	1.09
2019	1.00	0.023		(0.023)	—	1.00	2.34

1 For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

2 Rounds to zero.

3 Total return would have been lower had certain expenses not been waived.

5 See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	53

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

Net Assets End of Period (000)		Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund[5]
Class A
2024[1]	$620,007	0.75%	4.79%	0.77%	4.77%
2023	531,717	0.75	3.94	0.77	3.92
2022	286,942	0.35	0.25	0.77	(0.17)
2021	358,250	0.19	0.01	0.79	(0.59)
2020	467,288	0.54	0.75	0.79	0.50
2019	507,092	0.61	1.85	0.80	1.66
Class T
2024[1]	$4,939	0.40%	5.15%	0.42%	5.13%
2023	4,779	0.40	3.93	0.42	3.91
2022	1,675,783	0.26	0.43	0.42	0.27
2021	1,380,925	0.17	0.01	0.44	(0.26)
2020	7	0.39	0.91	0.40	0.90
2019	7	0.40	1.96	0.45	1.91
Class V
2024[1]	$217	0.30%	5.26%	0.32%	5.24%
2023	234	0.30	3.97	0.32	3.95
2022	24,518	0.21	0.48	0.32	0.37
2021	20,320	0.19	0.01	0.34	(0.14)
2020	29,449	0.30	1.04	0.35	0.99
2019	45,810	0.30	2.21	0.35	2.16

54	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class X
2024[1]	$2,323,378	0.14%	5.42%	0.22%	5.34%
2023	2,181,668	0.14	5.25	0.22	5.17
2022	7,724	0.14	0.31	0.23	0.22
2021	22,506	0.14	0.05	0.24	(0.05)
2020	31,592	0.14	1.60	0.25	1.49
2019	212,871	0.14	2.41	0.25	2.30
Class Y
2024[1]	$12,965	0.45%	5.11%	0.47%	5.09%
2023	11,558	0.45	4.23	0.47	4.21
2022	2,928	0.27	0.38	0.47	0.18
2021	6,005	0.24	0.01	0.49	(0.24)
2020	1,442,471	0.42	0.82	0.49	0.75
2019	1,350,240	0.45	2.07	0.50	2.02
Class Z
2024[1]	$138,862	0.20%	5.36%	0.22%	5.34%
2023	119,250	0.20	4.18	0.22	4.16
2022	469,483	0.17	0.52	0.23	0.46
2021	421,266	0.17	0.02	0.24	(0.05)
2020	573,241	0.20	1.03	0.25	0.98
2019	574,552	0.20	2.34	0.25	2.29

[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	55

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Retail Tax Free Obligations Fund[5]
Class A
2024[1]	$1.00	$0.014		$(0.014)	$(0.000)[2]	$1.00	1.41%
2023	1.00	0.021		(0.021)	—	1.00	2.12
2022	1.00	0.001		(0.001)	(0.000)[2]	1.00	0.09
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.004		(0.004)	—	1.00	0.41
2019	1.00	0.009		(0.009)	—	1.00	0.85
Class T
2024[1]	$1.00	$0.016		$(0.016)	$(0.000)[2]	$1.00	1.59%
2023	1.00	0.025		(0.025)	—	1.00	2.48
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.20
20214	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2024[1]	$1.00	$0.016		$(0.016)	$(0.000)[2]	$1.00	1.63%
2023	1.00	0.026		(0.026)	—	1.00	2.58
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.25
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	—	1.00	0.72
2019	1.00	0.013		(0.013)	—	1.00	1.31
Class Y
2024[1]	$1.00	$0.015		$(0.015)	$(0.000)[2]	$1.00	1.56%
2023	1.00	0.024		(0.024)	—	1.00	2.43
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.18
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	—	1.00	0.61
2019	1.00	0.012		(0.012)	—	1.00	1.16
Class Z
2024[1]	$1.00	$0.017		$(0.017)	$(0.000)[2]	$1.00	1.68%
2023	1.00	0.027		(0.027)	—	1.00	2.68
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	—	1.00	0.81
2019	1.00	0.014		(0.014)	—	1.00	1.41

[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

56	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2024[1]	$27,995	0.75%	2.80%	0.88%	2.67%
2023	29,660	0.75	2.07	0.86	1.96
2022	35,244	0.43	0.08	0.82	(0.31)
2021	41,394	0.13	0.01	0.84	(0.70)
2020	63,262	0.55	0.34	0.84	0.05
2019	31,081	0.75	0.85	0.88	0.72
Class T
2024[1]	$15,619	0.40%	3.14%	0.53%	3.01%
2023	15,874	0.40	2.25	0.50	2.15
2022	377,950	0.23	0.19	0.48	(0.06)
2021[4]	331,979	0.12	0.01	0.50	(0.37)
Class V
2024[1]	$6,635	0.30%	3.06%	0.43%	2.93%
2023	9,303	0.30	2.45	0.41	2.34
2022	4,417	0.15	0.18	0.38	(0.05)
2021	34,332	0.12	0.01	0.40	(0.27)
2020	13,106	0.29	0.64	0.39	0.54
2019	783	0.30	1.28	0.42	1.16
Class Y
2024[1]	$13,387	0.45%	3.08%	0.58%	2.95%
2023	12,939	0.45	2.42	0.56	2.31
2022	15,038	0.25	0.18	0.52	(0.09)
2021	14,691	0.18	0.01	0.54	(0.35)
2020	384,088	0.40	0.56	0.54	0.42
2019	333,668	0.45	1.15	0.58	1.02
Class Z
2024[1]	$326,772	0.20%	3.33%	0.33%	3.20%
2023	292,928	0.20	2.96	0.32	2.84
2022	61,637	0.16	0.36	0.28	0.24
2021	34,986	0.12	0.01	0.29	(0.16)
2020	29,546	0.20	0.93	0.30	0.83
2019	49,645	0.20	1.38	0.32	1.26
[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	57

Financial Highlights	For a share outstanding throughout the years ended
August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund[5]
Class A
2024[1]	$1.00	$0.023		$(0.023)	$(0.000)[2]	$1.00	2.34%
2023	1.00	0.037		(0.037)	—	1.00	3.73
2022	1.00	0.002		(0.002)	(0.000)[2]	1.00	0.24
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.55
2019	1.00	0.016		(0.016)	—	1.00	1.61
Class D
2024[1]	$1.00	$0.024		$(0.024)	$(0.000)[2]	$1.00	2.42%
2023	1.00	0.038		(0.038)	—	1.00	3.88
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.29
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.006		(0.006)	(0.000)[2]	1.00	0.63
2019	1.00	0.018		(0.018)	—	1.00	1.77
Class P
2024[1]	$1.00	$0.026		$(0.026)	$(0.000)[2]	$1.00	2.64%
2023	1.00	0.043		(0.043)	—	1.00	4.35
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.48
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
Class T
2024[1]	$1.00	$0.025		$(0.025)	$(0.000)[2]	$1.00	2.52%
2023	1.00	0.040		(0.040)	—	1.00	4.09
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.36
2021[4]	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
Class V
2024[1]	$1.00	$0.025		$(0.025)	$(0.000)[2]	$1.00	2.57%
2023	1.00	0.041		(0.041)	—	1.00	4.20
2022	1.00	0.004		(0.004)	(0.000)[2]	1.00	0.40
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.008		(0.008)	(0.000)[2]	1.00	0.81
2019	1.00	0.021		(0.021)	—	1.00	2.07

58	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income		Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
Treasury Obligations Fund
Class X
2024[1]	$1.00	$0.026		$(0.026)	$(0.000)[2]	$1.00	2.65%
2023	1.00	0.043		(0.043)	—	1.00	4.36
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.48
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.03
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.94
2019	1.00	0.022		(0.022)	—	1.00	2.23
Class Y
2024[1]	$1.00	$0.025		$(0.025)	$(0.000)[2]	$1.00	2.49%
2023	1.00	0.040		(0.040)	—	1.00	4.04
2022	1.00	0.003		(0.003)	(0.000)[2]	1.00	0.34
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.01
2020	1.00	0.007		(0.007)	(0.000)[2]	1.00	0.72
2019	1.00	0.019		(0.019)	—	1.00	1.92
Class Z
2024[1]	$1.00	$0.026		$(0.026)	$(0.000)[2]	$1.00	2.63%
2023	1.00	0.042		(0.042)	—	1.00	4.32
2022	1.00	0.005		(0.005)	(0.000)[2]	1.00	0.46
2021	1.00	0.000	[2]	(0.000)[2]	—	1.00	0.02
2020	1.00	0.009		(0.009)	(0.000)[2]	1.00	0.91
2019	1.00	0.022		(0.022)	—	1.00	2.19
[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.

[2]	Rounds to zero.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	59

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund[5]
Class A
2024[1]	$600,136	0.75%	4.65%	0.75%	4.65%
2023	610,388	0.75	3.92	0.75	3.92
2022	209,603	0.34	0.26	0.75	(0.15)
2021	200,750	0.09	0.01	0.77	(0.67)
2020	175,572	0.51	0.51	0.78	0.24
2019	246,012	0.75	1.60	0.78	1.57
Class D
2024[1]	$1,574,545	0.60%	4.81%	0.60%	4.81%
2023	1,772,689	0.60	3.82	0.60	3.82
2022	1,773,929	0.28	0.27	0.60	(0.05)
2021	1,968,085	0.09	0.01	0.62	(0.52)
2020	2,028,803	0.43	0.57	0.63	0.37
2019	1,367,671	0.60	1.75	0.64	1.71
Class P
2024[1]	$1,629,502	0.16%	5.25%	0.20%	5.21%
2023	3,407,349	0.15	4.52	0.20	4.47
2022	1,381,010	0.09	0.33	0.20	0.22
2021	2,511,825	0.05	0.02	0.22	(0.15)
2020	94,546	0.15	1.45	0.23	1.37
2019	921,110	0.15	2.16	0.23	2.08
Class T
2024[1]	$2,230	0.40%	5.01%	0.40%	5.01%
2023	3,027	0.40	3.88	0.40	3.88
2022	431,310	0.23	0.36	0.40	0.19
2021[4]	402,360	0.08	0.01	0.42	(0.33)
Class V
2024[1]	$1,086,600	0.30%	5.11%	0.30%	5.11%
2023	1,040,844	0.30	4.28	0.30	4.28
2022	615,390	0.17	0.34	0.30	0.21
2021	636,668	0.09	0.01	0.32	(0.22)
2020	657,474	0.27	0.85	0.33	0.79
2019	476,759	0.30	2.07	0.34	2.03

60	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class X
2024[1]	$20,102,475	0.14%	5.27%	0.20%	5.21%
2023	17,353,040	0.14	4.44	0.20	4.38
2022	8,609,415	0.10	0.54	0.20	0.44
2021	6,677,792	0.07	0.03	0.22	(0.12)
2020	7,456,126	0.14	0.69	0.23	0.60
2019	2,890,818	0.14	2.22	0.24	2.12
Class Y
2024[1]	$5,158,741	0.45%	4.96%	0.45%	4.96%
2023	4,333,296	0.45	4.06	0.45	4.06
2022	2,883,223	0.23	0.32	0.45	0.10
2021	2,823,404	0.09	0.01	0.47	(0.37)
2020	3,255,885	0.36	0.66	0.48	0.54
2019	2,439,178	0.45	1.90	0.49	1.86
Class Z
2024[1]	$18,062,364	0.18%	5.23%	0.20%	5.21%
2023	18,362,650	0.18	4.30	0.20	4.28
2022	12,580,830	0.12	0.43	0.20	0.35
2021	12,540,215	0.08	0.02	0.23	(0.13)
2020	12,254,555	0.17	0.77	0.23	0.71
2019	6,646,073	0.18	2.18	0.24	2.12

[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	61

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund[5]
Class A
2024[1]	$1.00	$0.023	$(0.023)	$—	$1.00	2.34%
2023	1.00	0.035	(0.035)	—	1.00	3.59
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.16
2021	1.00	—	—	(0.000)[2]	1.00	0.01
2020	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.53
2019	1.00	0.016	(0.016)	—	1.00	1.57
Class D
2024[1]	$1.00	$0.024	$(0.024)	$—	$1.00	2.42%
2023	1.00	0.037	(0.037)	—	1.00	3.75
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.21
2021	1.00	—	—	(0.000)[2]	1.00	0.01
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.61
2019	1.00	0.017	(0.017)	—	1.00	1.72
Class T
2024[1]	$1.00	$0.025	$(0.025)	$—	$1.00	2.52%
2023	1.00	0.039	(0.039)	—	1.00	3.96
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.28
2021[4]	1.00	0.0002	(0.000)[2]	(0.000)[2]	1.00	0.01
Class V
2024[1]	$1.00	$0.025	$(0.025)	$—	$1.00	2.57%
2023	1.00	0.040	(0.040)	—	1.00	4.06
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.32
2021	1.00	—	—	(0.000)[2]	1.00	0.01
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.80
2019	1.00	0.020	(0.020)	—	1.00	2.03

62	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[3]
U.S. Treasury Money Market Fund
Class Y
2024[1]	$1.00	$0.025	$(0.025)	$—	$1.00	2.49%
2023	1.00	0.038	(0.038)	—	1.00	3.91
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.26
2021	1.00	—	—	(0.000)[2]	1.00	0.01
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.70
2019	1.00	0.019	(0.019)	—	1.00	1.87
Class Z
2024[1]	$1.00	$0.026	$(0.026)	$—	$1.00	2.62%
2023	1.00	0.041	(0.041)	—	1.00	4.16
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.37
2021	1.00	0.0002	(0.000)[2]	(0.000)[2]	1.00	0.01
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.88
2019	1.00	0.021	(0.021)	—	1.00	2.13

[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.
[2]	Rounds to zero.
[3]	Total return would have been lower had certain expenses not been waived.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	63

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund[5]
Class A
2024[1]	$74,233	0.75%	4.66%	0.76%	4.65%
2023	147,926	0.75	3.77	0.76	3.76
2022	32,752	0.29	0.13	0.76	(0.34)
2021	55,228	0.09	0.00	0.79	(0.70)
2020	37,244	0.53	0.51	0.79	0.25
2019	45,660	0.75	1.57	0.81	1.51
Class D
2024[1]	$110,474	0.60%	4.81%	0.61%	4.80%
2023	66,682	0.60	3.72	0.61	3.71
2022	73,142	0.22	0.14	0.61	(0.25)
2021	89,199	0.09	0.00	0.64	(0.55)
2020	64,128	0.43	0.48	0.64	0.27
2019	32,349	0.60	1.70	0.66	1.64
Class T
2024[1]	$17,798	0.40%	5.01%	0.41%	5.00%
2023	17,927	0.40	3.73	0.41	3.72
2022	83,118	0.22	0.26	0.41	0.07
2021[4]	110,639	0.08	0.00	0.43	(0.35)
Class V
2024[1]	$275,702	0.30%	5.12%	0.31%	5.11%
2023	270,658	0.30	4.20	0.31	4.19
2022	115,480	0.17	0.29	0.31	0.15
2021	130,210	0.09	0.00	0.33	(0.24)
2020	94,065	0.28	0.75	0.34	0.69
2019	106,254	0.30	2.03	0.36	1.97

64	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class Y
2024[1]	$988,482	0.45%	4.96%	0.46%	4.95%
2023	771,124	0.45	3.93	0.46	3.92
2022	534,323	0.19	0.19	0.46	(0.08)
2021	710,358	0.09	0.00	0.48	(0.39)
2020	795,799	0.36	0.66	0.49	0.53
2019	598,298	0.45	1.87	0.51	1.81
Class Z
2024[1]	$3,515,456	0.20%	5.21%	0.21%	5.20%
2023	3,319,889	0.20	4.12	0.21	4.11
2022	3,058,531	0.13	0.36	0.21	0.28
2021	2,967,174	0.08	0.01	0.23	(0.14)
2020	2,099,174	0.19	0.72	0.24	0.67
2019	781,354	0.20	2.10	0.26	2.04

[1]	For the six-month period ended February 29, 2024 (unaudited). All ratios for the period have been annualized, except total return.
[4]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
[5]	See Note 10 in the Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	65

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and
shares are rounded to thousands (000 omitted)

1 >	Organization

Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds Trust (“FAF”), which is a member of the First American Family of Funds. FAF was established as a Massachusetts business trust on October 12, 2021. Effective December 22, 2023, First American Funds, Inc., a Minnesota corporation, reorganized into the Trust as described further in note 10 below. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of trustees to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the liquidity fees that may apply to other money market funds and the board of trustees has determined not to impose such fees on these funds.

Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.

Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.

Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

66	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS

Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund

Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds' administrator will notify the funds' board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take. During the six-month period ended February 29, 2024, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Institutional Prime Obligations Fund

The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of trustees. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	67

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and
shares are rounded to thousands (000 omitted)

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of February 29, 2024, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$36,590,409	$—	$36,590,409
U.S. Treasury Debt	—	24,490,099	—	24,490,099
U.S. Government Agency Debt	—	16,967,331	—	16,967,331
U.S. Government Agency Repurchase Agreements	—	4,400,000	—	4,400,000
Investment Companies	700,000	—	—	700,000
Total Investments	$700,000	$82,447,839	$—	$83,147,839
Institutional Prime Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$638,155	$—	$638,155
Other Repurchase Agreements	—	441,000	—	441,000
Financial Company Commercial Paper	—	218,039	—	218,039
Non-Negotiable Time Deposits	—	175,000	—	175,000
Asset Backed Commercial Paper	—	163,131	—	163,131
Certificates of Deposit	—	75,033	—	75,033
Non-Financial Company Commercial Paper	—	74,686	—	74,686
U.S. Treasury Debt	—	49,945	—	49,945
Total Investments	$—	$1,834,989	$—	$1,834,989
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$752,000	$—	$752,000
Financial Company Commercial Paper	—	666,784	—	666,784
U.S. Treasury Repurchase Agreements	—	493,683	—	493,683
Asset Backed Commercial Paper	—	445,574	—	445,574
Non-Negotiable Time Deposits	—	272,972	—	272,972
Non-Financial Company Commercial Paper	—	245,611	—	245,611
Certificates of Deposit	—	231,108	—	231,108
U.S. Treasury Debt	—	24,985	—	24,985
Other Instruments	—	8,738	—	8,738
Total Investments	$—	$3,141,455	$—	$3,141,455
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$319,500	$—	$319,500
Non-Financial Company Commercial Paper	—	51,977	—	51,977
Other Municipal Securities	—	18,471	—	18,471
Total Investments	$—	$389,948	$—	$389,948
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$25,727,753	$—	$25,727,753
U.S. Treasury Debt	—	23,043,371	—	23,043,371
Total Investments	$—	$48,771,124	$—	$48,771,124
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$5,098,613	$—	$5,098,613
Total Investments	$—	$5,098,613	$—	$5,098,613

Refer to each fund’s Schedule of Investments for further security classification.

68	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

During the six-month period ended February 29, 2024, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of trustees as reflecting fair value.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of trustees.

As of and during the six-month period ended February 29, 2024, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act. As of February 29, 2024, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $45,000 or 2.5% of total net assets and $87,000 or 2.8% of total net assets, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 29, 2024, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	69

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and
shares are rounded to thousands (000 omitted)

The distributions paid during the six-month period ended February 29, 2024 and fiscal year ended August 31, 2023 (adjusted by dividends payable as of February 29, 2024 and August 31, 2023, respectively) were as follows:

	February 29, 2024
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,014,913	$—	$—	$2,014,913
Institutional Prime Obligations Fund	49,348	—	—	49,348
Retail Prime Obligations Fund	78,818	—	—	78,818
Retail Tax Free Obligations Fund	—	6,155	—	6,155
Treasury Obligations Fund	1,272,286	—	2	1,272,288
U.S. Treasury Money Market Fund	120,176	—	—	120,176

	August 31, 2023
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,719,293	$—	$69	$2,719,362
Institutional Prime Obligations Fund	53,477	—	—	53,477
Retail Prime Obligations Fund	104,175	—	—	104,175
Retail Tax Free Obligations Fund	445	8,414	—	8,859
Treasury Obligations Fund	1,562,630	—	—	1,562,630
U.S. Treasury Money Market Fund	140,521	—	—	140,521

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2023.

As of August 31, 2023, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Last Year/ Post October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government
Obligations Fund	$327,963	$—	$—	$—	$(38)	$(1)	$327,924
Institutional Prime
Obligations Fund	7,832	—	—	—	—	(16)	7,816
Retail Prime
Obligations Fund	12,606	—	—	—	—	—	12,606
Retail Tax Free
Obligations Fund	46	1,005	—	—	—	—	1,051
Treasury
Obligations Fund	204,724	—	2	—	—	—	204,726
U.S. Treasury Money
Market Fund	19,997	—	—	(89)	—	—	19,908

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into

70	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2023. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2023.

As of August 31, 2023, the Government Obligations Fund tax cost is $77,953,775 and aggregate gross unrealized tax appreciation is $0, depreciation of investments was $1. The difference between book cost and tax cost relates to wash sales.

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2023.

Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2023, U.S. Treasury Money Market Fund had indefinite short-term capital loss carryforwards of $89. During the fiscal year ended August 31, 2023, Retail Tax Free Obligations Fund and Treasury Obligations Fund utilized $16 and $40 of capital loss carryforwards, respectively.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the six-month period ended February 29, 2024.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	71

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and shares are rounded to thousands (000 omitted)

The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government
Obligations Fund	$40,990,409	$—	$40,990,409	$—	$(40,990,409)	$—
Institutional Prime
Obligations Fund	1,079,155	—	1,079,155	—	(1,079,155)	—
Retail Prime
Obligations Fund	1,245,683	—	1,245,683	—	(1,245,683)	—
Treasury
Obligations Fund	25,727,753	—	25,727,753	—	(25,727,753)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Government Agency	$3,700,000	$700,000	$—	$—	$4,400,000
U.S. Treasury	26,090,409	10,500,000	—	—	36,590,409
Total	$29,790,409	$11,200,000	$—	$—	$40,990,409
Institutional Prime Obligations Fund
Other	$341,000	$55,000	$45,000	$—	$441,000
U.S. Treasury	638,155	—	—	—	638,155
Total	$979,155	$55,000	$45,000	$—	$1,079,155
Retail Prime Obligations Fund
Other	$560,000	$105,000	$87,000	$—	$752,000
U.S. Treasury	493,683	—	—	—	493,683
Total	$1,053,683	$105,000	$87,000	$—	$1,245,683
Treasury Obligations Fund
U.S. Treasury	$18,977,753	$6,750,000	$—	$—	$25,727,753
Total	$18,977,753	$6,750,000	$—	$—	$25,727,753

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 29, 2024.

72	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so the annual fund operating expenses, after waivers, do not exceed the following amounts:

Share Class

Fund	A	D	P	T	U	V	X	Y	Z
Government
Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime
Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free
Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury
Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury
Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2024 and may not be terminated prior to such time without the approval of the funds’ board of trustees. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $76 for Retail Tax Free Obligations Fund during the six-month period ended February 29, 2024.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	73

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and shares are rounded to thousands (000 omitted)

classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $11,265, $300, $949, $169, $8,090, and $217, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 29, 2024.

TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Prior to November 1, 2023, each fund paid the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. Starting November 1, 2023, each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.

Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses.

For the six-month period ended February 29, 2024, custodian fees were not increased as a result of any overdrafts.

74	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1 ) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the six-month period ended February 29, 2024:

Fund	Amount
Government Obligations Fund	$3,374
Retail Prime Obligations Fund	701
Retail Tax Free Obligations Fund	39
Treasury Obligations Fund	1,771
U.S. Treasury Money Market Fund	180

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 29, 2024:

Fund	Amount
Government Obligations Fund	$19,365
Institutional Prime Obligations Fund	355
Retail Prime Obligations Fund	729
Retail Tax Free Obligations Fund	81
Treasury Obligations Fund	9,411
U.S. Treasury Money Market Fund	1,486

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent trustees, insurance, and other miscellaneous expenses.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	75

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and shares are rounded to thousands (000 omitted)

4 > Fund Shares for Institutional Prime Obligations Fund

Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Six-Month Period Ended February 29, 2024
Class T	398,100	—	(366,047)	32,053
Class V	37,918	429	(50,863)	(12,516)
Class Y	331,119	34	(349,154)	(18,001)
Class Z	2,079,608	698	(2,184,396)	(104,090)
Year Ended August 31, 2023
Class T	193,571	—	(192,985)	586
Class V	144,881	165	(114,191)	30,855
Class Y	946,404	56	(976,637)	(30,177)
Class Z	4,211,234	3,437	(3,552,792)	(661,879)

5 > Portfolio Characteristics of the Retail Tax Free Obligations Fund

The Retail Tax Free Obligations Fund invests in municipal securities. At February 29, 2024, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	64.3%
Daily Variable Rate Demand Notes	17.6
Commercial Paper & Put Bonds	13.3
Other Municipal Notes & Bonds	4.8
100.0%

The Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At February 29, 2024, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	81.9%
Non-Financial Company Commercial Paper	13.3
General Obligations	4.8
100.0%

6 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

76	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

7 > Market Events

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

8 > Tailored Shareholder Reports

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds and Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9 > Money Market Reform

In July 2023, the SEC approved amendments (“Amendments”) to the rules that govern the operation of U.S. registered money market funds (“MMFs”). The Amendments became effective on October 2, 2023 with tiered compliance dates. The following is a summary of some key components of the Amendments, as well as information pertaining to certain changes that will impact the funds.

Removal of Redemption Gates and the Tie Between the Weekly Liquid Asset Threshold and Liquidity Fees

Prior to the Amendments taking effect, if a non-government MMF’s weekly liquid assets fell below 30% of its total assets, the board of the MMF, in its discretion, could impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (i.e., impose a “redemption gate”). In addition, if a non-government MMF’s weekly liquid assets fell below 10% of its total assets at the end of any business day, the MMF would have been required to impose a 1% liquidity fee on shareholder redemptions unless the board of the MMF determined that not doing so was in the best interests of the MMF.

The Amendments remove the ability of a MMF to impose a redemption gate, except under extraordinary circumstances as part of a liquidation. The Amendments also remove provisions in the rules governing the operation of MMFs that tied a MMF’s ability to impose liquidity fees to its level of weekly liquid assets. The compliance date for these changes was October 2, 2023.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	77

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and shares are rounded to thousands (000 omitted)

Mandatory Liquidity Fee Framework and Discretionary Liquidity Fees

The Amendments require an institutional prime and institutional tax-exempt MMF to impose a liquidity fee when the MMF experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the MMF’s net asset value on that calendar day (or such smaller amount of net redemptions as the board determines), unless those costs are de minimis (i.e., less than 1 basis point). The liquidity fee must be based on a good faith estimate, supported by data, of the costs the MMF would be expected to incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If the costs of selling a pro rata amount of each security in a MMF’s portfolio cannot be estimated in good faith and supported by data, the MMF must impose a default fee of 1%.

Additionally, the board of a non-government MMF (i.e., institutional prime and institutional tax-exempt MMFs and retail MMFs) or its delegate may require the MMF to impose a discretionary liquidity fee (not to exceed 2% of the value of the shares redeemed) if it determines that such a fee would be in the best interests of the MMF. A government MMF may opt-in to the discretionary liquidity fee framework, upon notice to the MMF’s shareholders.

The compliance date for the mandatory liquidity fee requirement is October 2, 2024 and the compliance date for the discretionary liquidity fee was April 2, 2024.

Increased Liquidity Thresholds

Prior to the Amendments taking effect, a MMF (other than a tax-exempt MMF) could not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Additionally, prior to the Amendments taking effect, a MMF also could not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

The Amendments increase the required minimum level of daily liquid assets for all MMFs (except tax-exempt MMFs) from 10% to 25%. In addition, the Amendments increase the required minimum level of weekly liquid assets for all MMFs from 30% to 50%. The compliance date for these changes was April 2, 2024.

78	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

Impacts on the First American Funds:

Fund	Designation	Removal of Redemption Gates and Tie Between WLA and Liquidity Fee	Mandatory Liquidity Fee	Discretionary Liquidity Fee	Increased Liquidity Thresholds
Institutional Prime	Institutional
Obligations Fund	(Prime)	Yes	Yes	Yes	Yes
Retail Prime
Obligations Fund	Retail	Yes	No	Yes	Yes
Retail Tax Free	Retail				Yes (except Daily
Obligations Fund	(Tax Exempt)	Yes	No	Yes	Liquid Assets)
Government
Obligations Fund	Government	N/A	No	No	Yes
Treasury
Obligations Fund	Government	N/A	No	No	Yes
U.S. Treasury
Money Market Fund	Government	N/A	No	No	Yes

10> Fund Reorganizations

As described further in note 11 below, at a special meeting of shareholders of First American Funds, Inc., held on December 18, 2023, shareholders approved the reorganizations of each series of First American Funds, Inc. (each series a “Target Fund”) into a corresponding series of First American Funds Trust, a Massachusetts business trust, (each series an “Acquiring Fund”) (the “Reorganizations”). The Reorganizations occurred on December 22, 2023 (the “Closing Date”) and each was treated as a tax-free reorganization for federal income tax purposes. The advisor paid all costs associated with the Reorganizations.

Following the Reorganizations, the performance and financial history of each Target Fund were adopted by the corresponding Acquiring Fund. In connection with the Reorganizations, the shareholders of each Target Fund received shares of the corresponding Acquiring Fund equal in value to the number of shares of the Target Fund they owned on the Closing Date.

The following is a summary of Net Asset Value per share, net assets, and shares outstanding immediately before and after the Reorganizations.

	NAV Per Share	Net Assets Before	Shares Outstanding
	Before and After	and After	Before and After
Fund and Class	Reorganization	Reorganization	Reorganization
Government Obligations Fund
Class A	$1.00	$ 270,614	270,613
Class D	1.00	4,069,134	4,069,110
Class P	1.00	2,032,278	2,032,275
Class T	1.00	32,982	32,985
Class U	1.00	2,625,997	2,625,973
Class V	1.00	3,056,373	3,056,356
Class X	1.00	26,196,519	26,196,427
Class Y	1.00	10,007,559	10,007,471
Class Z	1.00	29,507,776	29,507,619
Total Fund		$77,799,232	77,798,829

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	79

Notes to Financial Statements	(unaudited as to February 29, 2024), all dollars and shares are rounded to thousands (000 omitted)

	NAV Per Share	Net Assets Before	Shares Outstanding
	Before and After	and After	Before and After
Fund and Class	Reorganization	Reorganization	Reorganization
Institutional Prime Obligations Fund
Class T	$1.0002	$89,894	89,894
Class V	1.0002	73,075	73,072
Class Y	1.0002	174,330	174,322
Class Z	1.0001	1,484,477	1,484,576
Total Fund		$1,821,776	1,821,864
Retail Prime Obligations Fund
Class A	$1.00	$604,058	604,059
Class T	1.00	4,201	4,200
Class V	1.00	229	229
Class X	1.00	2,320,098	2,320,099
Class Y	1.00	12,248	12,249
Class Z	1.00	166,290	166,290
Total Fund		$3,107,124	3,107,126
Retail Tax Free Obligations Fund
Class A	$1.00	$28,238	28,236
Class T	1.00	15,873	15,832
Class V	1.00	1,184	1,185
Class Y	1.00	25,034	25,026
Class Z	1.00	304,291	304,320
Total Fund		$374,620	374,599
Treasury Obligations Fund
Class A	$1.00	$547,254	547,257
Class D	1.00	1,772,511	1,772,530
Class P	1.00	2,234,814	2,234,796
Class T	1.00	3,126	3,125
Class V	1.00	1,077,867	1,077,872
Class X	1.00	21,137,307	21,137,310
Class Y	1.00	4,748,569	4,748,597
Class Z	1.00	18,027,051	18,027,104
Total Fund		$49,548,499	49,548,591
U.S. Treasury Money Market Fund
Class A	$1.00	$93,625	93,634
Class D	1.00	101,870	101,871
Class T	1.00	17,811	17,803
Class V	1.00	288,127	288,134
Class Y	1.00	1,281,321	1,281,383
Class Z	1.00	3,286,542	3,286,496
Total Fund		$5,069,296	5,069,321

80	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

11> Report on Special Meeting of Shareholders

A special meeting of shareholders of First American Funds, Inc. was held in the offices of USBAM on December 18, 2023. At the meeting, shareholders approved the Reorganizations described further in note 10 above. The voting results for each series of First American Funds, Inc. is reflected below.

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
For	48,331,029,024	863,753,897	2,110,070,542	314,154,572	25,251,728,855	1,923,018,005
	or 98.69%	or 99.90%	or 99.27%	or 99.99%	or 95.83%	or 99.55%
Against	219,300,192	74,975	6,794,810	44,381	8,605,563	6,346,176
	or 0.45%	or 0.01%	or 0.32%	or 0.01%	or 0.03%	or 0.33%
Abstain	421,670,917	819,379	8,813,649	0	1,091,186,011	2,352,288
	or 0.86%	or 0.09%	or 0.41%	or 0.00%	or 4.14%	or 0.12%

12> Events Subsequent To Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 29, 2024, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements.

FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT	81

Notice to Shareholders	February 29, 2024 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FORM N-MFP INFORMATION

Each month, information about each fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The funds’ portfolio holdings are also posted on www.FirstAmericanFunds.com as of each month-end. Please see the funds’ current prospectus for more information.

WEEKLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a weekly basis.

82	FIRST AMERICAN FUNDS	2024 SEMIANNUAL REPORT

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Board of Trustees	First American Funds Trust

P. Kelly Tompkins

Trustee of First American Funds Trust

Senior Advisor at Dix and Eaton

Leader-in-Residence at Cleveland State University College of Law

David Baumgardner

Trustee of First American Funds Trust

Mark Gaumond

Trustee of First American Funds Trust

Director of Booz Allen Hamilton Holding Corporation

Director of Walsh Park Benevolent Corporation

James McDonald

Trustee of First American Funds Trust

Trustee, Alpha Core Strategies Fund

Trustee, Guardian Variable Products Trust

Jennifer McPeek, CFA

Trustee of First American Funds Trust

Director of Cushman & Wakefield plc

Director of Cboe Global Markets, Inc.

Independent Advisory/Consultant

Harpreet Saluja

Trustee of First American Funds Trust

Senior Vice President at Eaton

First American Funds Trust Board of Trustees is comprised entirely of independent trustees.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 700 Nicollet Mall Suite 500 Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	Quasar Distributors, LLC Three Canal Plaza Suite 100 Portland, Maine 04101 USA	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

TRANSFER AGENT U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0046-24   4/2024   SAR MONEY

First American Funds

800 Nicollet Mall

BC-MN-H04N

Minneapolis, MN 55402

(b) Not applicable.

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13—Exhibits

(a)(1)	Code of Ethics – Not applicable to the semi-annual report.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds Trust

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: May 1, 2024

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: May 1, 2024